Shareholder Report	11 Months Ended	12 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Payden & Rygel Investment Group
Entity Central Index Key		0000885709
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2024
C000248247
Shareholder Report [Line Items]
Fund Name	Payden Absolute Return Bond Fund
Class Name	Adviser Class
Trading Symbol	PYABX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Payden Absolute Return Bond Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$90	0.95%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

With little value left to extract in a soft-landing outcome given that a combination of long duration and long credit positioning would require rates to move lower while risk assets perform. Inflation concerns were seemingly under control, recent easing of financial conditions and positive US economic data did not indicate a recessionary environment. As a result, the Fund chose to increase credit risk while minimizing interest rate exposure. Interest rate duration contributed positively to performance as US rates declined. In credit, the Fund added risk to highest conviction sectors in emerging markets debt, high yield bonds, and residential mortgage credit. The increase in credit risk was additive to performance as credit risk premiums mostly declined for the period. The combination of a strong income stream, modestly more credit risk, and reduced interest rate risk was favorable as the Fund generated positive returns for each month of the fiscal year. Going forward, as markets take time to digest the US election outcome and another Federal Reserve Board meeting, the Fund is prepared to act if dislocations occur but remain patient to not overreact to new information.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Adviser Class	Bloomberg US Aggregate Bond Index	Bloomberg US Treasury Bills 1-Month Index
11/23	10,000	10,000	10,000
10/24	10,686	10,537	10,336

Average Annual Return [Table Text Block]
Since Inception 11/30/2023
Adviser Class	6.86%
Bloomberg US Aggregate Bond Index	5.37%
Bloomberg US Treasury Bills 1-Month Index	3.36%

AssetsNet	$ 580,528,000	$ 580,528,000
Holdings Count | Holding	376	376
Advisory Fees Paid, Amount	$ 1,614,000
InvestmentCompanyPortfolioTurnover	188.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$580,528 # of Portfolio Holdings376 Investment Advisory, net of waivers (000)$1,614 Portfolio Turnover Rate188%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Corporate Bond	31%
Asset Backed	28%
Mortgage Backed	20%
Foreign Government	12%
Bank Loans	3%
Other	6%

Largest Holdings [Text Block]

Top 10 Holdings (as % of investments)

Connecticut Avenue Securities Trust	8.02%
Brazil Letras do Tesouro Nacional	4.86%
Freddie Mac STACR REMIC Trust	3.29%
U.S. Treasury Bill	2.92%
Wells Fargo & Co.	1.43%
OBX Trust	1.32%
Payden Emerging Markets Local Bond Fund, SI Class	1.27%
Exeter Automobile Receivables Trust	1.25%
BX Commercial Mortgage Trust	1.24%
Santander Bank Auto Credit-Linked Notes	1.20%

Material Fund Change [Text Block]
C000146994
Shareholder Report [Line Items]
Fund Name		Payden Absolute Return Bond Fund
Class Name		Investor Class
Trading Symbol		PYARX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden Absolute Return Bond Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$73	0.70%

Expenses Paid, Amount		$ 73
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

With little value left to extract in a soft-landing outcome given that a combination of long duration and long credit positioning would require rates to move lower while risk assets perform. Inflation concerns were seemingly under control, recent easing of financial conditions and positive US economic data did not indicate a recessionary environment. As a result, the Fund chose to increase credit risk while minimizing interest rate exposure. Interest rate duration contributed positively to performance as US rates declined. In credit, the Fund added risk to highest conviction sectors in emerging markets debt, high yield bonds, and residential mortgage credit. The increase in credit risk was additive to performance as credit risk premiums mostly declined for the period. The combination of a strong income stream, modestly more credit risk, and reduced interest rate risk was favorable as the Fund generated positive returns for each month of the fiscal year. Going forward, as markets take time to digest the US election outcome and another Federal Reserve Board meeting, the Fund is prepared to act if dislocations occur but remain patient to not overreact to new information.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Class	Bloomberg US Aggregate Bond Index	Bloomberg US Treasury Bills 1-Month Index
11/14	100,000	100,000	100,000
10/15	100,970	102,040	100,010
10/16	104,322	106,499	100,140
10/17	107,890	107,458	100,611
10/18	109,400	105,255	101,697
10/19	114,794	117,370	103,253
10/20	116,206	124,635	103,739
10/21	119,948	124,037	103,770
10/22	113,567	104,588	104,351
10/23	121,437	104,964	107,773
10/24	131,686	116,038	111,729

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 11/6/2014
Investor Class	8.44%	2.78%	31.69%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	16.02%
Bloomberg US Treasury Bills 1-Month Index	3.67%	1.59%	11.72%

AssetsNet	$ 580,528,000	$ 580,528,000
Holdings Count | Holding	376	376
Advisory Fees Paid, Amount		$ 1,614,000
InvestmentCompanyPortfolioTurnover		188.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$580,528 # of Portfolio Holdings376 Investment Advisory, net of waivers (000)$1,614 Portfolio Turnover Rate188%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Corporate Bond	31%
Asset Backed	28%
Mortgage Backed	20%
Foreign Government	12%
Bank Loans	3%
Other	6%

Largest Holdings [Text Block]

Top 10 Holdings (as % of investments)

Connecticut Avenue Securities Trust	8.02%
Brazil Letras do Tesouro Nacional	4.86%
Freddie Mac STACR REMIC Trust	3.29%
U.S. Treasury Bill	2.92%
Wells Fargo & Co.	1.43%
OBX Trust	1.32%
Payden Emerging Markets Local Bond Fund, SI Class	1.27%
Exeter Automobile Receivables Trust	1.25%
BX Commercial Mortgage Trust	1.24%
Santander Bank Auto Credit-Linked Notes	1.20%

Material Fund Change [Text Block]
C000146996
Shareholder Report [Line Items]
Fund Name		Payden Absolute Return Bond Fund
Class Name		SI Class
Trading Symbol		PYAIX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden Absolute Return Bond Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$49	0.47%

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.47%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

With little value left to extract in a soft-landing outcome given that a combination of long duration and long credit positioning would require rates to move lower while risk assets perform. Inflation concerns were seemingly under control, recent easing of financial conditions and positive US economic data did not indicate a recessionary environment. As a result, the Fund chose to increase credit risk while minimizing interest rate exposure. Interest rate duration contributed positively to performance as US rates declined. In credit, the Fund added risk to highest conviction sectors in emerging markets debt, high yield bonds, and residential mortgage credit. The increase in credit risk was additive to performance as credit risk premiums mostly declined for the period. The combination of a strong income stream, modestly more credit risk, and reduced interest rate risk was favorable as the Fund generated positive returns for each month of the fiscal year. Going forward, as markets take time to digest the US election outcome and another Federal Reserve Board meeting, the Fund is prepared to act if dislocations occur but remain patient to not overreact to new information.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	SI Class	Bloomberg US Aggregate Bond Index	Bloomberg US Treasury Bills 1-Month Index
11/14	10,000,000	10,000,000	10,000,000
10/15	10,120,000	10,204,000	10,001,000
10/16	10,471,164	10,649,915	10,014,001
10/17	10,834,513	10,745,764	10,061,067
10/18	11,002,448	10,525,476	10,169,727
10/19	11,585,578	11,736,958	10,325,323
10/20	11,753,569	12,463,476	10,373,852
10/21	12,160,242	12,403,651	10,376,965
10/22	11,540,070	10,458,759	10,435,076
10/23	12,366,339	10,496,410	10,777,346
10/24	13,453,340	11,603,781	11,172,875

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 11/6/2014
SI Class	8.79%	3.03%	34.52%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	16.02%
Bloomberg US Treasury Bills 1-Month Index	3.67%	1.59%	11.72%

AssetsNet	$ 580,528,000	$ 580,528,000
Holdings Count | Holding	376	376
Advisory Fees Paid, Amount		$ 1,614,000
InvestmentCompanyPortfolioTurnover		188.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$580,528 # of Portfolio Holdings376 Investment Advisory, net of waivers (000)$1,614 Portfolio Turnover Rate188%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Corporate Bond	31%
Asset Backed	28%
Mortgage Backed	20%
Foreign Government	12%
Bank Loans	3%
Other	6%

Largest Holdings [Text Block]

Top 10 Holdings (as % of investments)

Connecticut Avenue Securities Trust	8.02%
Brazil Letras do Tesouro Nacional	4.86%
Freddie Mac STACR REMIC Trust	3.29%
U.S. Treasury Bill	2.92%
Wells Fargo & Co.	1.43%
OBX Trust	1.32%
Payden Emerging Markets Local Bond Fund, SI Class	1.27%
Exeter Automobile Receivables Trust	1.25%
BX Commercial Mortgage Trust	1.24%
Santander Bank Auto Credit-Linked Notes	1.20%

Material Fund Change [Text Block]
C000248242
Shareholder Report [Line Items]
Fund Name	Payden California Municipal Social Impact Fund
Class Name	Adviser Class
Trading Symbol	PYCLX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Payden California Municipal Social Impact Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$66	0.70%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The largest driver of performance was movement in market yields. Municipal yields declined dramatically early in the fiscal year as the Federal Reserve Board signaled a near term path towards lower policy rates. The Fund’s intermediate duration positioning benefitted from lower yields as prices increased, contributing to total performance that exceeded earned income. Additional contributions to performance came from an allocation to taxable securities, and a higher allocation to revenue sectors including the affordable housing sector. Active management of taxable securities throughout the year allowed the Fund to take advantage of changes in the relationship between taxable and tax-exempt yields. Revenue sectors outperformed General Obligations overall with affordable housing securities outperforming further due to higher yields and sector specific spread compression and lower coupon securities, priced at discount prices, outperformed as yields moved lower.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Adviser Class	Bloomberg Municipal Bond Index	Bloomberg 7-Year Municipal Bond Index	Bloomberg California Intermediate Municipal Bond Index
11/23	10,000	10,000	10,000	10,000
10/24	10,385	10,341	10,265	10,245

Average Annual Return [Table Text Block]
Since Inception 11/30/2023
Adviser Class	3.85%
Bloomberg Municipal Bond Index	3.41%
Bloomberg 7-Year Municipal Bond Index	2.65%
Bloomberg California Intermediate Municipal Bond Index	2.45%

AssetsNet	$ 162,511,000	$ 162,511,000
Holdings Count | Holding	112	112
Advisory Fees Paid, Amount	$ 132,000
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$162,511 # of Portfolio Holdings112 Investment Advisory, net of waivers (000)$132 Portfolio Turnover Rate89%
Holdings [Text Block]

Portfolio Composition (as % of investments)

General Obligation	49%
Revenue	43%
U.S. Treasury	7%
Investment Company	1%

Largest Holdings [Text Block]

Top 10 Holdings (as % of investments)

Los Angeles Unified School District	6.99%
U.S. Treasury Note	6.67%
Los Angeles County Public Works Financing Authority	6.66%
State of California	5.97%
California Health Facilities Financing Authority	5.16%
California Community Choice Financing Authority	4.85%
City of Los Angeles Department of Airports	3.40%
California Housing Finance Agency	3.06%
Sacramento Area Flood Control Agency	2.88%
San Diego County Regional Transportation Commission	2.83%

Material Fund Change [Text Block]
C000032185
Shareholder Report [Line Items]
Fund Name		Payden California Municipal Social Impact Fund
Class Name		Investor Class
Trading Symbol		PYCRX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden California Municipal Social Impact Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$47	0.45%

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.45%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The largest driver of performance was movement in market yields. Municipal yields declined dramatically early in the fiscal year as the Federal Reserve Board signaled a near term path towards lower policy rates. The Fund’s intermediate duration positioning benefitted from lower yields as prices increased, contributing to total performance that exceeded earned income. Additional contributions to performance came from an allocation to taxable securities, and a higher allocation to revenue sectors including the affordable housing sector. Active management of taxable securities throughout the year allowed the Fund to take advantage of changes in the relationship between taxable and tax-exempt yields. Revenue sectors outperformed General Obligations overall with affordable housing securities outperforming further due to higher yields and sector specific spread compression and lower coupon securities, priced at discount prices, outperformed as yields moved lower.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Class	Bloomberg Municipal Bond Index	Bloomberg 7-Year Municipal Bond Index	Bloomberg California Intermediate Municipal Bond Index
10/14	100,000	100,000	100,000	100,000
10/15	101,870	102,870	102,710	102,780
10/16	105,150	107,047	106,028	105,689
10/17	107,548	109,391	107,862	107,454
10/18	107,128	108,833	106,848	106,583
10/19	117,005	119,085	115,983	115,249
10/20	121,569	123,360	120,820	119,985
10/21	124,462	126,617	122,342	120,705
10/22	113,111	111,448	111,197	109,721
10/23	117,126	114,390	113,665	112,113
10/24	127,574	125,486	122,043	120,219

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	8.92%	1.74%	2.46%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.29%
Bloomberg 7-Year Municipal Bond Index	7.37%	1.02%	2.01%
Bloomberg California Intermediate Municipal Bond Index	7.23%	0.85%	1.86%

AssetsNet	$ 162,511,000	$ 162,511,000
Holdings Count | Holding	112	112
Advisory Fees Paid, Amount		$ 132,000
InvestmentCompanyPortfolioTurnover		89.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$162,511 # of Portfolio Holdings112 Investment Advisory, net of waivers (000)$132 Portfolio Turnover Rate89%
Holdings [Text Block]

Portfolio Composition (as % of investments)

General Obligation	49%
Revenue	43%
U.S. Treasury	7%
Investment Company	1%

Largest Holdings [Text Block]

Top 10 Holdings (as % of investments)

Los Angeles Unified School District	6.99%
U.S. Treasury Note	6.67%
Los Angeles County Public Works Financing Authority	6.66%
State of California	5.97%
California Health Facilities Financing Authority	5.16%
California Community Choice Financing Authority	4.85%
City of Los Angeles Department of Airports	3.40%
California Housing Finance Agency	3.06%
Sacramento Area Flood Control Agency	2.88%
San Diego County Regional Transportation Commission	2.83%

Material Fund Change [Text Block]
C000032175
Shareholder Report [Line Items]
Fund Name		Payden Cash Reserves Money Market Fund
Class Name		Investor Class
Trading Symbol		PBHXX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden Cash Reserves Money Market Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$26	0.25%

Expenses Paid, Amount		$ 26
Expense Ratio, Percent		0.25%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

At the Federal Open Market Committee meeting in December 2023, the Chairman signaled a softening of its tight monetary policy leading bond yields lower. Shorter duration positioning underperformed as yields moved lower, but rates reversed course allowing the strategy to take advantage of higher yields. In September 2024, the Federal Reserve Board delivered a 50 basis point rate cut. The market has priced two 25 basis point rate cuts for the remainder of the calendar year.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Class	Bloomberg US Aggregate Bond Index	Lipper Government Money Market Average
10/14	10,000	10,000	10,000
10/15	10,001	10,196	10,001
10/16	10,010	10,642	10,005
10/17	10,063	10,737	10,030
10/18	10,207	10,517	10,132
10/19	10,421	11,728	10,305
10/20	10,481	12,454	10,348
10/21	10,483	12,394	10,350
10/22	10,565	10,451	10,420
10/23	11,047	10,488	10,873
10/24	11,622	11,595	11,401

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	5.20%	2.20%	1.51%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Lipper Government Money Market Average	4.86%	2.04%	1.32%

AssetsNet	$ 482,687,000	$ 482,687,000
Holdings Count | Holding	37	37
Advisory Fees Paid, Amount		$ 110,000
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$482,687 # of Portfolio Holdings37 Investment Advisory, net of waivers (000)$110 Portfolio Turnover Rate0%
Holdings [Text Block]

Portfolio Composition (as % of investments)

U.S. Treasury	53%
Repurchase Agreements	36%
U.S. Government Agency	7%
Mortgage Backed	3%
Investment Company	1%

Largest Holdings [Text Block]

Top 10 Holdings (as % of investments)

U.S. Treasury Bill	43.47%
Citigroup Tri Party	9.34%
Mitsubishi UFJ Financial Group	9.33%
U.S. Treasury Floating Rate Notes	9.33%
Bank of Montreal Tri Party	9.13%
CIBC World Markets Tri Party	6.22%
FHLB	3.94%
FFCB Funding Corp.	3.01%
Goldman Sachs Tri Party	2.07%
FHLMC Multifamily Structured Pass-Through Certificates	1.76%

Material Fund Change [Text Block]
C000080936
Shareholder Report [Line Items]
Fund Name		Payden Core Bond Fund
Class Name		Adviser Class
Trading Symbol		PYCWX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden Core Bond Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$83	0.78%

Expenses Paid, Amount		$ 83
Expense Ratio, Percent		0.78%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Fund held a yield advantage through overweight positions in credit with an emphasis on the higher quality and liquid parts of the credit market. This positioning reflected our belief that while we expected to see a “soft-landing” economy, we still believed the year had the potential for a high level of volatility as the macroeconomic backdrop remained uncertain. Given broadly positive excess returns over the period, the Fund’s allocation to non-governmental sectors added to relative return, with allocations to securitized debt, agency MBS, and investment grade corporates as the main contributors. The Fund adjusted rate positioning over the year as interest rate levels and curves fluctuated. This active duration management contributed positively to relative performance.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Adviser Class	Bloomberg US Aggregate Bond Index
10/14	10,000	10,000
10/15	10,149	10,196
10/16	10,639	10,642
10/17	10,916	10,737
10/18	10,684	10,517
10/19	11,767	11,728
10/20	12,299	12,454
10/21	12,412	12,394
10/22	10,339	10,451
10/23	10,458	10,488
10/24	11,710	11,595

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Adviser Class	11.97%	-0.10%	1.59%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%

AssetsNet	$ 909,116,000	$ 909,116,000
Holdings Count | Holding	350	350
Advisory Fees Paid, Amount		$ 1,865,000
InvestmentCompanyPortfolioTurnover		69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$909,116 # of Portfolio Holdings350 Investment Advisory, net of waivers (000)$1,865 Portfolio Turnover Rate69%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Mortgage Backed	34%
Corporate Bond	32%
U.S. Treasury	12%
Asset Backed	8%
Municipal	3%
Other	11%

Largest Holdings [Text Block]

Top 10 Holdings (as % of investments)

U.S. Treasury Bond	7.25%
U.S. Treasury Inflation Indexed Notes	4.07%
Duke Energy Corp.	2.06%
Payden Emerging Market Corporate Bond Fund, SI Class	1.48%
OBX Trust	1.01%
Payden Emerging Markets Local Bond Fund, SI Class	0.90%
UBS Group AG	0.91%
Energy Transfer LP	0.87%
BX Commercial Mortgage Trust	0.83%
G2 MA7472 30YR	0.75%

Material Fund Change [Text Block]
C000032186
Shareholder Report [Line Items]
Fund Name		Payden Core Bond Fund
Class Name		Investor Class
Trading Symbol		PYCBX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden Core Bond Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$56	0.53%

Expenses Paid, Amount		$ 56
Expense Ratio, Percent		0.53%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Fund held a yield advantage through overweight positions in credit with an emphasis on the higher quality and liquid parts of the credit market. This positioning reflected our belief that while we expected to see a “soft-landing” economy, we still believed the year had the potential for a high level of volatility as the macroeconomic backdrop remained uncertain. Given broadly positive excess returns over the period, the Fund’s allocation to non-governmental sectors added to relative return, with allocations to securitized debt, agency MBS, and investment grade corporates as the main contributors. The Fund adjusted rate positioning over the year as interest rate levels and curves fluctuated. This active duration management contributed positively to relative performance.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Class	Bloomberg US Aggregate Bond Index
10/14	100,000	100,000
10/15	101,730	101,960
10/16	106,888	106,416
10/17	110,030	107,373
10/18	107,962	105,172
10/19	119,146	117,278
10/20	124,818	124,537
10/21	126,253	123,939
10/22	105,510	104,506
10/23	106,639	104,882
10/24	119,723	115,947

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	12.27%	0.09%	1.81%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%

AssetsNet	$ 909,116,000	$ 909,116,000
Holdings Count | Holding	350	350
Advisory Fees Paid, Amount		$ 1,865,000
InvestmentCompanyPortfolioTurnover		69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$909,116 # of Portfolio Holdings350 Investment Advisory, net of waivers (000)$1,865 Portfolio Turnover Rate69%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Mortgage Backed	34%
Corporate Bond	32%
U.S. Treasury	12%
Asset Backed	8%
Municipal	3%
Other	11%

Largest Holdings [Text Block]

Top 10 Holdings (as % of investments)

U.S. Treasury Bond	7.25%
U.S. Treasury Inflation Indexed Notes	4.07%
Duke Energy Corp.	2.06%
Payden Emerging Market Corporate Bond Fund, SI Class	1.48%
OBX Trust	1.01%
Payden Emerging Markets Local Bond Fund, SI Class	0.90%
UBS Group AG	0.91%
Energy Transfer LP	0.87%
BX Commercial Mortgage Trust	0.83%
G2 MA7472 30YR	0.75%

Material Fund Change [Text Block]
C000198612
Shareholder Report [Line Items]
Fund Name		Payden Core Bond Fund
Class Name		SI Class
Trading Symbol		PYCSX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden Core Bond Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$45	0.42%

Expenses Paid, Amount		$ 45
Expense Ratio, Percent		0.42%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Fund held a yield advantage through overweight positions in credit with an emphasis on the higher quality and liquid parts of the credit market. This positioning reflected our belief that while we expected to see a “soft-landing” economy, we still believed the year had the potential for a high level of volatility as the macroeconomic backdrop remained uncertain. Given broadly positive excess returns over the period, the Fund’s allocation to non-governmental sectors added to relative return, with allocations to securitized debt, agency MBS, and investment grade corporates as the main contributors. The Fund adjusted rate positioning over the year as interest rate levels and curves fluctuated. This active duration management contributed positively to relative performance.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	SI Class	Bloomberg US Aggregate Bond Index
01/18	10,000,000	10,000,000
10/18	9,825,000	9,854,000
10/19	10,855,643	10,988,195
10/20	11,385,398	11,668,365
10/21	11,529,992	11,612,357
10/22	9,643,686	9,791,539
10/23	9,755,552	9,826,789
10/24	10,963,290	10,863,515

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 1/22/2018
SI Class	12.38%	0.20%	9.65%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	8.63%

AssetsNet	$ 909,116,000	$ 909,116,000
Holdings Count | Holding	350	350
Advisory Fees Paid, Amount		$ 1,865,000
InvestmentCompanyPortfolioTurnover		69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$909,116 # of Portfolio Holdings350 Investment Advisory, net of waivers (000)$1,865 Portfolio Turnover Rate69%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Mortgage Backed	34%
Corporate Bond	32%
U.S. Treasury	12%
Asset Backed	8%
Municipal	3%
Other	11%

Largest Holdings [Text Block]

Top 10 Holdings (as % of investments)

U.S. Treasury Bond	7.25%
U.S. Treasury Inflation Indexed Notes	4.07%
Duke Energy Corp.	2.06%
Payden Emerging Market Corporate Bond Fund, SI Class	1.48%
OBX Trust	1.01%
Payden Emerging Markets Local Bond Fund, SI Class	0.90%
UBS Group AG	0.91%
Energy Transfer LP	0.87%
BX Commercial Mortgage Trust	0.83%
G2 MA7472 30YR	0.75%

Material Fund Change [Text Block]
C000248244
Shareholder Report [Line Items]
Fund Name	Payden Corporate Bond Fund
Class Name	Adviser Class
Trading Symbol	PYAYX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Payden Corporate Bond Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Top Contributors to Performance:

• The Fund’s security selection relative to its index was the biggest contributor to the Fund’s performance. Security selection amongst almost all sectors was positive, with industrials and financials being the largest contributors.

• The Fund’s allocation to out-of-index exposure high-yield bonds was also a big contributor, as high yield outperformed and credit spreads rallied.

• The Fund’s allocation to out-of-index exposure securitized bonds was also a slight contributor throughout the period.

Top Detractors from Performance:

• The Fund used US Treasury futures to hedge duration as well as to strategically manage overall duration and curve positioning, which was a small detractor to performance.

• The Fund’s allocation to out-of-index exposure municipal bonds was also a slight detractor.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Adviser Class	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate Bond Index
11/23	10,000	10,000	10,000
10/24	10,869	10,537	10,688

Average Annual Return [Table Text Block]
Since Inception 11/30/2023
Adviser Class	8.69%
Bloomberg US Aggregate Bond Index	5.37%
Bloomberg US Corporate Bond Index	6.88%

AssetsNet	$ 375,550,000	$ 375,550,000
Holdings Count | Holding	322	322
Advisory Fees Paid, Amount	$ 1,005,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$375,550 # of Portfolio Holdings322 Investment Advisory, net of waivers (000)$1,005 Portfolio Turnover Rate67%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Corporate Bond	87%
Mortgage Backed	5%
Investment Company	4%
Asset Backed	3%
Bank Loans	1%

Largest Holdings [Text Block]

Top 10 Holdings (as % of investments)

JPMorgan Chase & Co.	2.40%
Morgan Stanley	1.95%
Goldman Sachs Group Inc.	1.58%
Citigroup Inc.	1.50%
Bank of America Corp.	1.47%
Payden Emerging Market Corporate Bond Fund, SI Class	1.38%
HSBC Holdings PLC	1.10%
FS KKR Capital Corp.	1.00%
EQM Midstream Partners LP	0.97%
Ford Motor Credit Co. LLC	0.97%

Material Fund Change [Text Block]
C000075033
Shareholder Report [Line Items]
Fund Name		Payden Corporate Bond Fund
Class Name		Investor Class
Trading Symbol		PYACX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden Corporate Bond Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$70	0.65%

Expenses Paid, Amount		$ 70
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Top Contributors to Performance:

• The Fund’s security selection relative to its index was the biggest contributor to the Fund’s performance. Security selection amongst almost all sectors was positive, with industrials and financials being the largest contributors.

• The Fund’s allocation to out-of-index exposure high-yield bonds was also a big contributor, as high yield outperformed and credit spreads rallied.

• The Fund’s allocation to out-of-index exposure securitized bonds was also a slight contributor throughout the period.

Top Detractors from Performance:

• The Fund used US Treasury futures to hedge duration as well as to strategically manage overall duration and curve positioning, which was a small detractor to performance.

• The Fund’s allocation to out-of-index exposure municipal bonds was also a slight detractor.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Class	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate Bond Index
10/14	100,000	100,000	100,000
10/15	102,260	101,960	101,050
10/16	110,625	106,416	108,356
10/17	117,074	107,373	112,105
10/18	114,019	105,172	108,719
10/19	130,209	117,278	125,430
10/20	137,566	124,537	134,272
10/21	142,065	123,939	137,200
10/22	114,319	104,506	110,350
10/23	116,834	104,882	113,406
10/24	133,775	115,947	128,864

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	14.50%	0.54%	2.95%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg US Corporate Bond Index	13.63%	0.54%	2.57%

AssetsNet	$ 375,550,000	$ 375,550,000
Holdings Count | Holding	322	322
Advisory Fees Paid, Amount		$ 1,005,000
InvestmentCompanyPortfolioTurnover		67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$375,550 # of Portfolio Holdings322 Investment Advisory, net of waivers (000)$1,005 Portfolio Turnover Rate67%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Corporate Bond	87%
Mortgage Backed	5%
Investment Company	4%
Asset Backed	3%
Bank Loans	1%

Largest Holdings [Text Block]

Top 10 Holdings (as % of investments)

JPMorgan Chase & Co.	2.40%
Morgan Stanley	1.95%
Goldman Sachs Group Inc.	1.58%
Citigroup Inc.	1.50%
Bank of America Corp.	1.47%
Payden Emerging Market Corporate Bond Fund, SI Class	1.38%
HSBC Holdings PLC	1.10%
FS KKR Capital Corp.	1.00%
EQM Midstream Partners LP	0.97%
Ford Motor Credit Co. LLC	0.97%

Material Fund Change [Text Block]
C000236137
Shareholder Report [Line Items]
Fund Name		Payden Corporate Bond Fund
Class Name		SI Class
Trading Symbol		PYCTX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden Corporate Bond Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$59	0.55%

Expenses Paid, Amount		$ 59
Expense Ratio, Percent		0.55%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Top Contributors to Performance:

• The Fund’s security selection relative to its index was the biggest contributor to the Fund’s performance. Security selection amongst almost all sectors was positive, with industrials and financials being the largest contributors.

• The Fund’s allocation to out-of-index exposure high-yield bonds was also a big contributor, as high yield outperformed and credit spreads rallied.

• The Fund’s allocation to out-of-index exposure securitized bonds was also a slight contributor throughout the period.

Top Detractors from Performance:

• The Fund used US Treasury futures to hedge duration as well as to strategically manage overall duration and curve positioning, which was a small detractor to performance.

• The Fund’s allocation to out-of-index exposure municipal bonds was also a slight detractor.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	SI Class	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate Bond Index
02/22	10,000,000	10,000,000	10,000,000
10/22	8,486,000	8,779,000	8,577,000
10/23	8,682,875	8,810,604	8,814,583
10/24	11,461,000	9,740,123	10,016,011

Average Annual Return [Table Text Block]
	1 Year	Since Inception 2/28/2022
SI Class	14.61%	-0.48%
Bloomberg US Aggregate Bond Index	10.55%	-2.60%
Bloomberg US Corporate Bond Index	13.63%	0.16%

AssetsNet	$ 375,550,000	$ 375,550,000
Holdings Count | Holding	322	322
Advisory Fees Paid, Amount		$ 1,005,000
InvestmentCompanyPortfolioTurnover		67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$375,550 # of Portfolio Holdings322 Investment Advisory, net of waivers (000)$1,005 Portfolio Turnover Rate67%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Corporate Bond	87%
Mortgage Backed	5%
Investment Company	4%
Asset Backed	3%
Bank Loans	1%

Largest Holdings [Text Block]

Top 10 Holdings (as % of investments)

JPMorgan Chase & Co.	2.40%
Morgan Stanley	1.95%
Goldman Sachs Group Inc.	1.58%
Citigroup Inc.	1.50%
Bank of America Corp.	1.47%
Payden Emerging Market Corporate Bond Fund, SI Class	1.38%
HSBC Holdings PLC	1.10%
FS KKR Capital Corp.	1.00%
EQM Midstream Partners LP	0.97%
Ford Motor Credit Co. LLC	0.97%

Material Fund Change [Text Block]
C000080937
Shareholder Report [Line Items]
Fund Name		Payden Emerging Markets Bond Fund
Class Name		Adviser Class
Trading Symbol		PYEWX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden Emerging Markets Bond Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$108	0.99%

Expenses Paid, Amount		$ 108
Expense Ratio, Percent		0.99%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The primary driver of the Fund’s performance was the move lower in market yields. US Treasury yields declined materially over the year, and the yield premium of emerging market bonds narrowed relative to US Treasury yields. Within hard currency credit, high-yield rated issuers outperformed investment-grade constituents and corporate bond returns trailed sovereigns, largely due to their shorter duration profile. Country selection among sovereigns and quasi-sovereigns was the primary driver of outperformance, as the Fund benefited from overweight positioning in select high-yield credits. Additionally, underweight positioning in investment-grade sovereigns contributed positively. The Fund maintained a headline duration-neutral position versus the benchmark during the period, though underlying this duration profile was an underweight in investment-grade sovereigns, which was used to fund diversifying investments in off-index corporates and local currency bonds. Looking forward, we expect that emerging market debt will continue to offer useful diversification benefits and attractive long-run income-generating opportunities.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Adviser Class	Bloomberg Global Aggregate Index	J.P. Morgan EMBI Global Diversified Index
10/14	10,000	10,000	10,000
10/15	9,706	9,693	10,039
10/16	10,915	10,235	11,214
10/17	11,734	10,356	11,922
10/18	11,046	10,143	11,399
10/19	12,498	11,111	13,035
10/20	12,539	11,737	13,162
10/21	13,338	11,591	13,743
10/22	9,873	9,181	10,418
10/23	10,958	9,339	11,289
10/24	13,027	10,230	13,340

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Adviser Class	18.88%	0.83%	2.68%
Bloomberg Global Aggregate Index	9.55%	-1.64%	0.23%
J.P. Morgan EMBI Global Diversified Index	18.16%	0.47%	2.92%

AssetsNet	$ 841,918,000	$ 841,918,000
Holdings Count | Holding	340	340
Advisory Fees Paid, Amount		$ 3,542,000
InvestmentCompanyPortfolioTurnover		65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$841,918 # of Portfolio Holdings340 Investment Advisory, net of waivers (000)$3,542 Portfolio Turnover Rate65%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Foreign Government	77%
Corporate Bond	20%
Investment Company	3%

Largest Holdings [Text Block]

Top 10 Country Holdings (as % of investments)

Brazil	6.26%
Mexico	6.07%
South Africa	5.11%
Colombia	4.82%
Dominican Republic	4.59%
Peru	3.97%
Turkey	3.71%
Argentina	3.40%
Hungary	3.20%
Oman	2.97%

Material Fund Change [Text Block]
C000032187
Shareholder Report [Line Items]
Fund Name		Payden Emerging Markets Bond Fund
Class Name		Investor Class
Trading Symbol		PYEMX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden Emerging Markets Bond Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$81	0.74%

Expenses Paid, Amount		$ 81
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The primary driver of the Fund’s performance was the move lower in market yields. US Treasury yields declined materially over the year, and the yield premium of emerging market bonds narrowed relative to US Treasury yields. Within hard currency credit, high-yield rated issuers outperformed investment-grade constituents and corporate bond returns trailed sovereigns, largely due to their shorter duration profile. Country selection among sovereigns and quasi-sovereigns was the primary driver of outperformance, as the Fund benefited from overweight positioning in select high-yield credits. Additionally, underweight positioning in investment-grade sovereigns contributed positively. The Fund maintained a headline duration-neutral position versus the benchmark during the period, though underlying this duration profile was an underweight in investment-grade sovereigns, which was used to fund diversifying investments in off-index corporates and local currency bonds. Looking forward, we expect that emerging market debt will continue to offer useful diversification benefits and attractive long-run income-generating opportunities.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Class	Bloomberg Global Aggregate Index	J.P. Morgan EMBI Global Diversified Index
10/14	100,000	100,000	100,000
10/15	97,350	96,930	100,390
10/16	109,762	102,348	112,136
10/17	118,280	103,556	119,223
10/18	111,609	101,433	113,989
10/19	126,620	111,110	130,346
10/20	127,354	117,365	131,624
10/21	135,709	115,910	137,428
10/22	100,805	91,812	104,184
10/23	112,044	93,392	112,894
10/24	133,557	102,301	133,396

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	19.20%	1.07%	2.93%
Bloomberg Global Aggregate Index	9.55%	-1.64%	0.23%
J.P. Morgan EMBI Global Diversified Index	18.16%	0.47%	2.92%

AssetsNet	$ 841,918,000	$ 841,918,000
Holdings Count | Holding	340	340
Advisory Fees Paid, Amount		$ 3,542,000
InvestmentCompanyPortfolioTurnover		65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$841,918 # of Portfolio Holdings340 Investment Advisory, net of waivers (000)$3,542 Portfolio Turnover Rate65%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Foreign Government	77%
Corporate Bond	20%
Investment Company	3%

Largest Holdings [Text Block]

Top 10 Country Holdings (as % of investments)

Brazil	6.26%
Mexico	6.07%
South Africa	5.11%
Colombia	4.82%
Dominican Republic	4.59%
Peru	3.97%
Turkey	3.71%
Argentina	3.40%
Hungary	3.20%
Oman	2.97%

Material Fund Change [Text Block]
C000115587
Shareholder Report [Line Items]
Fund Name		Payden Emerging Markets Bond Fund
Class Name		SI Class
Trading Symbol		PYEIX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden Emerging Markets Bond Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$76	0.69%

Expenses Paid, Amount		$ 76
Expense Ratio, Percent		0.69%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The primary driver of the Fund’s performance was the move lower in market yields. US Treasury yields declined materially over the year, and the yield premium of emerging market bonds narrowed relative to US Treasury yields. Within hard currency credit, high-yield rated issuers outperformed investment-grade constituents and corporate bond returns trailed sovereigns, largely due to their shorter duration profile. Country selection among sovereigns and quasi-sovereigns was the primary driver of outperformance, as the Fund benefited from overweight positioning in select high-yield credits. Additionally, underweight positioning in investment-grade sovereigns contributed positively. The Fund maintained a headline duration-neutral position versus the benchmark during the period, though underlying this duration profile was an underweight in investment-grade sovereigns, which was used to fund diversifying investments in off-index corporates and local currency bonds. Looking forward, we expect that emerging market debt will continue to offer useful diversification benefits and attractive long-run income-generating opportunities.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	SI Class	Bloomberg Global Aggregate Index	J.P. Morgan EMBI Global Diversified Index
10/14	10,000,000	10,000,000	10,000,000
10/15	9,742,000	9,693,000	10,039,000
10/16	10,985,079	10,234,839	11,213,563
10/17	11,845,211	10,355,610	11,922,260
10/18	11,192,540	10,143,320	11,398,873
10/19	12,693,459	11,110,993	13,034,611
10/20	12,774,698	11,736,541	13,162,350
10/21	13,616,550	11,591,008	13,742,810
10/22	10,122,543	9,181,238	10,418,424
10/23	11,257,280	9,339,155	11,289,405
10/24	13,416,427	10,230,110	13,339,560

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SI Class	19.18%	1.11%	2.98%
Bloomberg Global Aggregate Index	9.55%	-1.64%	0.23%
J.P. Morgan EMBI Global Diversified Index	18.16%	0.47%	2.92%

AssetsNet	$ 841,918,000	$ 841,918,000
Holdings Count | Holding	340	340
Advisory Fees Paid, Amount		$ 3,542,000
InvestmentCompanyPortfolioTurnover		65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$841,918 # of Portfolio Holdings340 Investment Advisory, net of waivers (000)$3,542 Portfolio Turnover Rate65%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Foreign Government	77%
Corporate Bond	20%
Investment Company	3%

Largest Holdings [Text Block]

Top 10 Country Holdings (as % of investments)

Brazil	6.26%
Mexico	6.07%
South Africa	5.11%
Colombia	4.82%
Dominican Republic	4.59%
Peru	3.97%
Turkey	3.71%
Argentina	3.40%
Hungary	3.20%
Oman	2.97%

Material Fund Change [Text Block]
C000131551
Shareholder Report [Line Items]
Fund Name		Payden Emerging Markets Corporate Bond Fund
Class Name		Investor Class
Trading Symbol		PYCEX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden Emerging Markets Corporate Bond Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$102	0.95%

Expenses Paid, Amount		$ 102
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The primary driver of the Fund’s performance was the move lower in market yields. US Treasury yields declined materially over the year, while the yield premium of emerging market bonds also narrowed relative to US Treasury yields. Within the corporate sector, high-yield rated issuers outperformed investment-grade constituents, which benefited relative performance given the Fund’s overweight in this segment of the credit market. Credit selection was positive across most corporate sectors, and off-index sovereign bonds also contributed positively. During the period, the Fund increased its risk profile across a diversified set of high-yield corporates that have strong fundamental credit metrics, provide additional carry, and can withstand challenging macroeconomic environments. The Fund’s off-index allocation to hard currency sovereign bonds added, while local currency bonds modestly detracted. Looking forward, we expect that EM debt will continue to offer useful diversification benefits and attractive long-run income-generating opportunities.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Class	Bloomberg Global Aggregate Index	J.P. Morgan CEMBI Broad Diversified Index
10/14	10,000	10,000	10,000
10/15	9,845	9,693	10,093
10/16	10,766	10,235	11,019
10/17	11,532	10,356	11,699
10/18	11,271	10,143	11,482
10/19	12,338	11,111	12,883
10/20	12,897	11,737	13,429
10/21	13,681	11,591	14,137
10/22	11,230	9,181	11,584
10/23	12,260	9,339	12,647
10/24	14,061	10,230	14,531

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	14.69%	2.65%	3.46%
Bloomberg Global Aggregate Index	9.55%	-1.64%	0.23%
J.P. Morgan CEMBI Broad Diversified Index	14.90%	2.44%	3.81%

AssetsNet	$ 86,970,000	$ 86,970,000
Holdings Count | Holding	298	298
Advisory Fees Paid, Amount		$ 390,000
InvestmentCompanyPortfolioTurnover		144.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$86,970 # of Portfolio Holdings298 Investment Advisory, net of waivers (000)$390 Portfolio Turnover Rate144%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Corporate Bond	83%
Investment Company	13%
Asset Backed	2%
Bank Loans	1%
Foreign Government	1%

Largest Holdings [Text Block]

Top 10 Country Holdings (as % of investments)

United States	14.85%
Cayman Islands	8.94%
Mexico	8.46%
Luxembourg	6.59%
Netherlands	5.45%
India	3.77%
Chile	3.53%
United Kingdom	3.13%
Turkey	3.00%
Colombia	2.82%

Material Fund Change [Text Block]
C000136209
Shareholder Report [Line Items]
Fund Name		Payden Emerging Markets Corporate Bond Fund
Class Name		SI Class
Trading Symbol		PYCIX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden Emerging Markets Corporate Bond Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$91	0.85%

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The primary driver of the Fund’s performance was the move lower in market yields. US Treasury yields declined materially over the year, while the yield premium of emerging market bonds also narrowed relative to US Treasury yields. Within the corporate sector, high-yield rated issuers outperformed investment-grade constituents, which benefited relative performance given the Fund’s overweight in this segment of the credit market. Credit selection was positive across most corporate sectors, and off-index sovereign bonds also contributed positively. During the period, the Fund increased its risk profile across a diversified set of high-yield corporates that have strong fundamental credit metrics, provide additional carry, and can withstand challenging macroeconomic environments. The Fund’s off-index allocation to hard currency sovereign bonds added, while local currency bonds modestly detracted. Looking forward, we expect that EM debt will continue to offer useful diversification benefits and attractive long-run income-generating opportunities.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	SI Class	Bloomberg Global Aggregate Index	J.P. Morgan CEMBI Broad Diversified Index
10/14	10,000,000	10,000,000	10,000,000
10/15	9,853,000	9,693,000	10,093,000
10/16	10,783,123	10,234,839	11,018,528
10/17	11,561,665	10,355,610	11,699,473
10/18	11,311,933	10,143,320	11,481,863
10/19	12,405,797	11,110,993	12,882,650
10/20	12,966,539	11,736,541	13,428,875
10/21	13,780,837	11,591,008	14,136,576
10/22	11,309,933	9,181,238	11,583,511
10/23	12,373,067	9,339,155	12,646,877
10/24	14,191,908	10,230,110	14,531,262

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SI Class	14.70%	2.72%	3.56%
Bloomberg Global Aggregate Index	9.55%	-1.64%	0.23%
J.P. Morgan CEMBI Broad Diversified Index	14.90%	2.44%	3.81%

AssetsNet	$ 86,970,000	$ 86,970,000
Holdings Count | Holding	298	298
Advisory Fees Paid, Amount		$ 390,000
InvestmentCompanyPortfolioTurnover		144.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$86,970 # of Portfolio Holdings298 Investment Advisory, net of waivers (000)$390 Portfolio Turnover Rate144%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Corporate Bond	83%
Investment Company	13%
Asset Backed	2%
Bank Loans	1%
Foreign Government	1%

Largest Holdings [Text Block]

Top 10 Country Holdings (as % of investments)

United States	14.85%
Cayman Islands	8.94%
Mexico	8.46%
Luxembourg	6.59%
Netherlands	5.45%
India	3.77%
Chile	3.53%
United Kingdom	3.13%
Turkey	3.00%
Colombia	2.82%

Material Fund Change [Text Block]
C000104641
Shareholder Report [Line Items]
Fund Name		Payden Emerging Markets Local Bond Fund
Class Name		Investor Class
Trading Symbol		PYELX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden Emerging Markets Local Bond Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$103	0.99%

Expenses Paid, Amount		$ 103
Expense Ratio, Percent		0.99%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The primary driver of the Fund’s performance was the move lower in market yields. Falling rates of inflation globally allowed central banks to begin removing their restrictive monetary policy stance, which caused interest rates to shift lower across most emerging market economies. Emerging market currencies broadly moved sideways against the US dollar. Local rates positioning contributed positively across both high-yield and investment-grade issuers, exhibiting strong geographic diversification. However, these gains were more than offset by relative underperformance within emerging market currencies. Off-index exposure to hard currency sovereign and corporate bonds modestly added. During the period, the Fund reduced its duration overweight stance, and also took down its net currency exposure. Looking forward, we expect that EM debt will continue to offer useful diversification benefits and attractive long-run income-generating opportunities.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Class	Bloomberg Global Aggregate Index	J.P Morgan GBI-EM Global Diversified Index
10/14	10,000	10,000	10,000
10/15	8,284	9,693	8,258
10/16	9,122	10,235	9,170
10/17	9,635	10,356	9,645
10/18	8,866	10,143	9,010
10/19	10,226	11,111	10,415
10/20	9,673	11,737	10,018
10/21	9,989	11,591	10,102
10/22	8,022	9,181	8,054
10/23	8,994	9,339	9,142
10/24	9,728	10,230	9,943

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	8.16%	-0.99%	-0.27%
Bloomberg Global Aggregate Index	9.55%	-1.64%	0.23%
J.P Morgan GBI-EM Global Diversified Index	8.76%	-0.92%	-0.06%

AssetsNet	$ 74,073,000	$ 74,073,000
Holdings Count | Holding	177	177
Advisory Fees Paid, Amount		$ 238,000
InvestmentCompanyPortfolioTurnover		61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$74,073 # of Portfolio Holdings177 Investment Advisory, net of waivers (000)$238 Portfolio Turnover Rate61%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Foreign Government	80%
Corporate Bond	14%
Investment Company	6%

Largest Holdings [Text Block]

Top 10 Country Holdings (as % of investments)

Brazil	12.29%
South Africa	9.03%
Indonesia	8.83%
China	8.12%
Supranational	7.32%
Mexico	6.15%
Thailand	5.32%
Malaysia	4.97%
Colombia	4.74%
Peru	4.72%

Material Fund Change [Text Block]
C000236138
Shareholder Report [Line Items]
Fund Name		Payden Emerging Markets Local Bond Fund
Class Name		SI Class
Trading Symbol		PYILX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden Emerging Markets Local Bond Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$78	0.75%

Expenses Paid, Amount		$ 78
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The primary driver of the Fund’s performance was the move lower in market yields. Falling rates of inflation globally allowed central banks to begin removing their restrictive monetary policy stance, which caused interest rates to shift lower across most emerging market economies. Emerging market currencies broadly moved sideways against the US dollar. Local rates positioning contributed positively across both high-yield and investment-grade issuers, exhibiting strong geographic diversification. However, these gains were more than offset by relative underperformance within emerging market currencies. Off-index exposure to hard currency sovereign and corporate bonds modestly added. During the period, the Fund reduced its duration overweight stance, and also took down its net currency exposure. Looking forward, we expect that EM debt will continue to offer useful diversification benefits and attractive long-run income-generating opportunities.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	SI Class	Bloomberg Global Aggregate Index	J.P Morgan GBI-EM Global Diversified Index
02/22	10,000,000	10,000,000	10,000,000
10/22	8,394,000	8,256,000	8,496,000
10/23	9,454,162	8,398,003	9,642,960
10/24	10,243,585	9,199,173	10,487,683

Average Annual Return [Table Text Block]
	1 Year	Since Inception 2/28/2022
SI Class	8.35%	2.44%
Bloomberg Global Aggregate Index	9.55%	-8.00%
J.P Morgan GBI-EM Global Diversified Index	8.76%	4.88%

AssetsNet	$ 74,073,000	$ 74,073,000
Holdings Count | Holding	177	177
Advisory Fees Paid, Amount		$ 238,000
InvestmentCompanyPortfolioTurnover		61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$74,073 # of Portfolio Holdings177 Investment Advisory, net of waivers (000)$238 Portfolio Turnover Rate61%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Foreign Government	80%
Corporate Bond	14%
Investment Company	6%

Largest Holdings [Text Block]

Top 10 Country Holdings (as % of investments)

Brazil	12.29%
South Africa	9.03%
Indonesia	8.83%
China	8.12%
Supranational	7.32%
Mexico	6.15%
Thailand	5.32%
Malaysia	4.97%
Colombia	4.74%
Peru	4.72%

Material Fund Change [Text Block]
C000110231
Shareholder Report [Line Items]
Fund Name		Payden Equity Income Fund
Class Name		Adviser Class
Trading Symbol		PYVAX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden Equity Income Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$116	1.00%

Expenses Paid, Amount		$ 116
Expense Ratio, Percent		1.00%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

US equities rallied sharply ending October 2024 at record highs. Unlike the previous two years, the macro backdrop turned favorable for equity investors as economic growth remained healthy, inflation moderated, and interest rates fell, which was supported by the Federal Reserve Board cutting interest rates for the first time since 2020. Corporate earnings also provided a boost to investor sentiment as the Artificial Intelligence infrastructure build out continued to drive robust corporate earnings results, especially for a handful of mega-tech companies. The Fund held an overweight to technology and an underweight to consumer staples which positively contributed to relative performance. Strong security selection within technology and consumer staples also contributed positively to relative performance. The Fund held underweights to financials and industrials which negatively contributed to relative performance. Security selection within consumer discretionary and industrials also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Adviser Class	Russell 3000 Index	Russell 1000 Value Index
10/14	10,000	10,000	10,000
10/15	10,266	10,449	10,053
10/16	11,093	10,891	10,692
10/17	12,934	13,502	12,591
10/18	13,411	14,391	12,972
10/19	15,429	16,331	14,424
10/20	14,248	17,987	13,331
10/21	19,246	25,880	19,159
10/22	18,493	21,600	17,814
10/23	17,204	23,403	17,832
10/24	22,398	32,259	23,349

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Adviser Class	30.19%	7.73%	8.39%
Russell 3000 Index	37.84%	14.57%	12.41%
Russell 1000 Value Index	30.94%	10.10%	8.84%

AssetsNet	$ 1,063,695,000	$ 1,063,695,000
Holdings Count | Holding	78	78
Advisory Fees Paid, Amount		$ 5,075,000
InvestmentCompanyPortfolioTurnover		80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$1,063,695 # of Portfolio Holdings78 Investment Advisory, net of waivers (000)$5,075 Portfolio Turnover Rate80%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Common Stock	85%
Real Estate Investment Trust	6%
Investment Company	5%
Master Limited Partnership	4%
Corporate Bond	0%

Largest Holdings [Text Block]

Top 10 Holdings (as % of investments)

JPMorgan Chase & Co.	3.14%
CRH PLC	2.54%
Duke Energy Corp.	2.50%
NextEra Energy Inc.	2.48%
MetLife Inc.	2.42%
Eaton Corp. PLC	2.21%
L3Harris Technologies Inc.	2.05%
Energy Transfer LP	2.04%
Exxon Mobil Corp.	2.01%
Verizon Communications Inc.	2.00%

Material Fund Change [Text Block]
C000032191
Shareholder Report [Line Items]
Fund Name		Payden Equity Income Fund
Class Name		Investor Class
Trading Symbol		PYVLX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden Equity Income Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$87	0.75%

Expenses Paid, Amount		$ 87
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

US equities rallied sharply ending October 2024 at record highs. Unlike the previous two years, the macro backdrop turned favorable for equity investors as economic growth remained healthy, inflation moderated, and interest rates fell, which was supported by the Federal Reserve Board cutting interest rates for the first time since 2020. Corporate earnings also provided a boost to investor sentiment as the Artificial Intelligence infrastructure build out continued to drive robust corporate earnings results, especially for a handful of mega-tech companies. The Fund held an overweight to technology and an underweight to consumer staples which positively contributed to relative performance. Strong security selection within technology and consumer staples also contributed positively to relative performance. The Fund held underweights to financials and industrials which negatively contributed to relative performance. Security selection within consumer discretionary and industrials also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Class	Russell 3000 Index	Russell 1000 Value Index
10/14	100,000	100,000	100,000
10/15	102,900	104,490	100,530
10/16	111,513	108,910	106,924
10/17	130,370	135,016	125,913
10/18	135,480	143,913	129,716
10/19	156,330	163,313	144,244
10/20	144,621	179,873	133,310
10/21	195,832	258,801	191,594
10/22	188,703	215,995	178,144
10/23	175,966	234,031	178,322
10/24	229,723	322,588	233,495

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	30.55%	7.99%	8.67%
Russell 3000 Index	37.84%	14.57%	12.41%
Russell 1000 Value Index	30.94%	10.10%	8.84%

AssetsNet	$ 1,063,695,000	$ 1,063,695,000
Holdings Count | Holding	78	78
Advisory Fees Paid, Amount		$ 5,075,000
InvestmentCompanyPortfolioTurnover		80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$1,063,695 # of Portfolio Holdings78 Investment Advisory, net of waivers (000)$5,075 Portfolio Turnover Rate80%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Common Stock	85%
Real Estate Investment Trust	6%
Investment Company	5%
Master Limited Partnership	4%
Corporate Bond	0%

Largest Holdings [Text Block]

Top 10 Holdings (as % of investments)

JPMorgan Chase & Co.	3.14%
CRH PLC	2.54%
Duke Energy Corp.	2.50%
NextEra Energy Inc.	2.48%
MetLife Inc.	2.42%
Eaton Corp. PLC	2.21%
L3Harris Technologies Inc.	2.05%
Energy Transfer LP	2.04%
Exxon Mobil Corp.	2.01%
Verizon Communications Inc.	2.00%

Material Fund Change [Text Block]
C000146917
Shareholder Report [Line Items]
Fund Name		Payden Equity Income Fund
Class Name		SI Class
Trading Symbol		PYVSX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden Equity Income Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$75	0.65%

Expenses Paid, Amount		$ 75
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

US equities rallied sharply ending October 2024 at record highs. Unlike the previous two years, the macro backdrop turned favorable for equity investors as economic growth remained healthy, inflation moderated, and interest rates fell, which was supported by the Federal Reserve Board cutting interest rates for the first time since 2020. Corporate earnings also provided a boost to investor sentiment as the Artificial Intelligence infrastructure build out continued to drive robust corporate earnings results, especially for a handful of mega-tech companies. The Fund held an overweight to technology and an underweight to consumer staples which positively contributed to relative performance. Strong security selection within technology and consumer staples also contributed positively to relative performance. The Fund held underweights to financials and industrials which negatively contributed to relative performance. Security selection within consumer discretionary and industrials also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	SI Class	Russell 3000 Index	Russell 1000 Value Index
10/14	10,000,000	10,000,000	10,000,000
10/15	10,304,000	10,449,000	10,053,000
10/16	11,179,840	10,890,993	10,692,371
10/17	13,094,947	13,501,564	12,591,336
10/18	13,620,054	14,391,317	12,971,594
10/19	15,727,076	16,331,266	14,424,413
10/20	14,563,273	17,987,257	13,331,042
10/21	19,734,691	25,880,065	19,159,374
10/22	19,026,215	21,599,502	17,814,386
10/23	17,772,388	23,403,060	17,832,200
10/24	23,205,407	32,258,779	23,349,483

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SI Class	30.57%	8.08%	8.78%
Russell 3000 Index	37.84%	14.57%	12.41%
Russell 1000 Value Index	30.94%	10.10%	8.84%

AssetsNet	$ 1,063,695,000	$ 1,063,695,000
Holdings Count | Holding	78	78
Advisory Fees Paid, Amount		$ 5,075,000
InvestmentCompanyPortfolioTurnover		80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$1,063,695 # of Portfolio Holdings78 Investment Advisory, net of waivers (000)$5,075 Portfolio Turnover Rate80%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Common Stock	85%
Real Estate Investment Trust	6%
Investment Company	5%
Master Limited Partnership	4%
Corporate Bond	0%

Largest Holdings [Text Block]

Top 10 Holdings (as % of investments)

JPMorgan Chase & Co.	3.14%
CRH PLC	2.54%
Duke Energy Corp.	2.50%
NextEra Energy Inc.	2.48%
MetLife Inc.	2.42%
Eaton Corp. PLC	2.21%
L3Harris Technologies Inc.	2.05%
Energy Transfer LP	2.04%
Exxon Mobil Corp.	2.01%
Verizon Communications Inc.	2.00%

Material Fund Change [Text Block]
C000248245
Shareholder Report [Line Items]
Fund Name	Payden Floating Rate Fund
Class Name	Adviser Class
Trading Symbol	PYBLX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Payden Floating Rate Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$91	0.95%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The leveraged loan market finished the year with a positive return. Positive economic growth and elevated rate levels were tailwinds, but idiosyncratic credit factors remained important as issuer-level dispersion was elevated.

Top Contributors to Performance

• Security selection in retail

• Security selection in information technology

• Allocation to securitized

Top Detractors from Performance

• Security selection in media/telecom

• Security selection in forest products/containers

• Cash holdings

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Adviser Class	Bloomberg US Aggregate Bond Index	Credit Suisse Institutional Leveraged Loan BB Index
11/23	10,000	10,000	10,000
10/24	10,878	10,537	10,774

Average Annual Return [Table Text Block]
Since Inception 11/30/2023
Adviser Class	8.78%
Bloomberg US Aggregate Bond Index	5.37%
Credit Suisse Institutional Leveraged Loan BB Index	7.74%

AssetsNet	$ 123,670,000	$ 123,670,000
Holdings Count | Holding	155	155
Advisory Fees Paid, Amount	$ 297,000
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$123,670 # of Portfolio Holdings155 Investment Advisory, net of waivers (000)$297 Portfolio Turnover Rate62%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Bank Loans	82%
Investment Company	8%
Corporate Bond	6%
Asset Backed	3%
Mortgage Backed	1%

Largest Holdings [Text Block]

Top 10 Holdings (as % of investments)

Flynn Restaurant Group LP	1.13%
Albion Financing 3 Sarl	1.13%
Asurion LLC	1.11%
Banijay Entertainment SAS	1.05%
Fertitta Entertainment LLC	1.02%
Frontier Communications	1.02%
MH Sub I LLC	1.01%
AthenaHealth Group Inc.	1.00%
Peraton Corp.	0.99%
Nexus Buyer LLC	0.99%

Material Fund Change [Text Block]
C000131550
Shareholder Report [Line Items]
Fund Name		Payden Floating Rate Fund
Class Name		Investor Class
Trading Symbol		PYFRX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden Floating Rate Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$74	0.70%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The leveraged loan market finished the year with a positive return. Positive economic growth and elevated rate levels were tailwinds, but idiosyncratic credit factors remained important as issuer-level dispersion was elevated.

Top Contributors to Performance

• Security selection in retail

• Security selection in information technology

• Allocation to securitized

Top Detractors from Performance

• Security selection in media/telecom

• Security selection in forest products/containers

• Cash holdings

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Class	Bloomberg US Aggregate Bond Index	Credit Suisse Institutional Leveraged Loan BB Index
10/14	100,000	100,000	100,000
10/15	102,640	101,960	103,450
10/16	107,351	106,416	108,550
10/17	111,119	107,373	112,849
10/18	114,619	105,172	117,317
10/19	119,582	117,278	122,456
10/20	119,092	124,537	118,880
10/21	127,774	123,939	124,634
10/22	126,368	104,506	126,080
10/23	140,762	104,882	137,982
10/24	155,964	115,947	150,193

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	10.80%	5.45%	4.54%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Credit Suisse Institutional Leveraged Loan BB Index	8.85%	4.16%	4.15%

AssetsNet	$ 123,670,000	$ 123,670,000
Holdings Count | Holding	155	155
Advisory Fees Paid, Amount		$ 297,000
InvestmentCompanyPortfolioTurnover		62.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$123,670 # of Portfolio Holdings155 Investment Advisory, net of waivers (000)$297 Portfolio Turnover Rate62%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Bank Loans	82%
Investment Company	8%
Corporate Bond	6%
Asset Backed	3%
Mortgage Backed	1%

Largest Holdings [Text Block]

Top 10 Holdings (as % of investments)

Flynn Restaurant Group LP	1.13%
Albion Financing 3 Sarl	1.13%
Asurion LLC	1.11%
Banijay Entertainment SAS	1.05%
Fertitta Entertainment LLC	1.02%
Frontier Communications	1.02%
MH Sub I LLC	1.01%
AthenaHealth Group Inc.	1.00%
Peraton Corp.	0.99%
Nexus Buyer LLC	0.99%

Material Fund Change [Text Block]
C000136207
Shareholder Report [Line Items]
Fund Name		Payden Floating Rate Fund
Class Name		SI Class
Trading Symbol		PYFIX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden Floating Rate Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$63	0.60%

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		0.60%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The leveraged loan market finished the year with a positive return. Positive economic growth and elevated rate levels were tailwinds, but idiosyncratic credit factors remained important as issuer-level dispersion was elevated.

Top Contributors to Performance

• Security selection in retail

• Security selection in information technology

• Allocation to securitized

Top Detractors from Performance

• Security selection in media/telecom

• Security selection in forest products/containers

• Cash holdings

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	SI Class	Bloomberg US Aggregate Bond Index	Credit Suisse Institutional Leveraged Loan BB Index
10/14	10,000,000	10,000,000	10,000,000
10/15	10,274,000	10,196,000	10,345,000
10/16	10,744,549	10,641,565	10,855,009
10/17	11,145,321	10,737,339	11,284,867
10/18	11,507,544	10,517,224	11,731,748
10/19	12,023,082	11,727,756	12,245,598
10/20	11,973,787	12,453,704	11,888,027
10/21	12,875,413	12,393,927	12,463,407
10/22	12,745,372	10,450,559	12,607,983
10/23	14,213,638	10,488,181	13,798,176
10/24	15,761,504	11,594,684	15,019,315

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SI Class	10.89%	5.56%	4.65%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Credit Suisse Institutional Leveraged Loan BB Index	8.85%	4.16%	4.15%

AssetsNet	$ 123,670,000	$ 123,670,000
Holdings Count | Holding	155	155
Advisory Fees Paid, Amount		$ 297,000
InvestmentCompanyPortfolioTurnover		62.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$123,670 # of Portfolio Holdings155 Investment Advisory, net of waivers (000)$297 Portfolio Turnover Rate62%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Bank Loans	82%
Investment Company	8%
Corporate Bond	6%
Asset Backed	3%
Mortgage Backed	1%

Largest Holdings [Text Block]

Top 10 Holdings (as % of investments)

Flynn Restaurant Group LP	1.13%
Albion Financing 3 Sarl	1.13%
Asurion LLC	1.11%
Banijay Entertainment SAS	1.05%
Fertitta Entertainment LLC	1.02%
Frontier Communications	1.02%
MH Sub I LLC	1.01%
AthenaHealth Group Inc.	1.00%
Peraton Corp.	0.99%
Nexus Buyer LLC	0.99%

Material Fund Change [Text Block]
C000032188
Shareholder Report [Line Items]
Fund Name		Payden Global Fixed Income Fund
Class Name		Investor Class
Trading Symbol		PYGFX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden Global Fixed Income Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$73	0.69%

Expenses Paid, Amount		$ 73
Expense Ratio, Percent		0.69%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Fund held an overweight position in credit markets, focusing on less cyclical sectors and lower-beta, highly liquid names. This positioning reflected the belief that while we would likely see a “soft-landing” economy. Given broadly positive excess returns over the year, the Fund’s allocation to non-governmental sectors added to return, with allocations to investment-grade securitized debt, investment-grade corporate debt, and hard currency emerging market debt contributing the most. In currency, the Fund held long positions in a basket of emerging market currencies versus the US dollar. In the Group of Ten countries (G10), the Fund held an overweight to the Japanese yen for much of the period. These active currency positions, which were implemented using currency forwards, negatively contributed to relative performance. In rates, the Fund held underweight positions in the US and Japan and overweight positions in the UK, Europe, and a select group of local emerging markets. As economic regional divergences emerged, we were biased towards taking relative country duration positions and maintaining a headline duration close to benchmark.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Class	Bloomberg Global Aggregate Index	Bloomberg Global Aggregate Index (USD Hedged)
10/14	10,000	10,000	10,000
10/15	10,227	9,693	10,272
10/16	10,706	10,235	10,803
10/17	10,971	10,356	10,936
10/18	10,928	10,143	10,958
10/19	11,973	11,111	12,127
10/20	12,436	11,737	12,651
10/21	12,510	11,591	12,546
10/22	10,822	9,181	11,025
10/23	11,004	9,339	11,215
10/24	12,185	10,230	12,327

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	10.73%	0.35%	1.99%
Bloomberg Global Aggregate Index	9.55%	-1.64%	0.23%
Bloomberg Global Aggregate Index (USD Hedged)	9.92%	0.33%	2.11%

AssetsNet	$ 147,492,000	$ 147,492,000
Holdings Count | Holding	339	339
Advisory Fees Paid, Amount		$ 315,000
InvestmentCompanyPortfolioTurnover		61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$147,492 # of Portfolio Holdings339 Investment Advisory, net of waivers (000)$315 Portfolio Turnover Rate61%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Corporate Bond	36%
Foreign Government	28%
Mortgage Backed	20%
Asset Backed	10%
Investment Company	5%
Other	1%

Largest Holdings [Text Block]

Top 10 Country Holdings (as % of investments)

United States	39.92%
Japan	6.47%
Ireland	6.23%
United Kingdom	4.17%
Italy	3.90%
Cayman Islands	3.31%
France	2.98%
Spain	2.96%
Netherlands	2.90%
Canada	2.75%

Material Fund Change [Text Block]
C000228771
Shareholder Report [Line Items]
Fund Name		Payden Global Fixed Income Fund
Class Name		SI Class
Trading Symbol		PYGIX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden Global Fixed Income Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$58	0.55%

Expenses Paid, Amount		$ 58
Expense Ratio, Percent		0.55%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Fund held an overweight position in credit markets, focusing on less cyclical sectors and lower-beta, highly liquid names. This positioning reflected the belief that while we would likely see a “soft-landing” economy. Given broadly positive excess returns over the year, the Fund’s allocation to non-governmental sectors added to return, with allocations to investment-grade securitized debt, investment-grade corporate debt, and hard currency emerging market debt contributing the most. In currency, the Fund held long positions in a basket of emerging market currencies versus the US dollar. In the Group of Ten countries (G10), the Fund held an overweight to the Japanese yen for much of the period. These active currency positions, which were implemented using currency forwards, negatively contributed to relative performance. In rates, the Fund held underweight positions in the US and Japan and overweight positions in the UK, Europe, and a select group of local emerging markets. As economic regional divergences emerged, we were biased towards taking relative country duration positions and maintaining a headline duration close to benchmark.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	SI Class	Bloomberg Global Aggregate Index	Bloomberg Global Aggregate Index (USD Hedged)
06/21	10,000,000	10,000,000	10,000,000
10/21	9,961,000	9,882,000	9,993,000
10/22	8,629,214	7,827,532	8,781,848
10/23	8,776,774	7,962,166	8,932,896
10/24	9,735,198	8,721,756	9,819,039

Average Annual Return [Table Text Block]
	1 Year	Since Inception 6/30/2021
SI Class	10.92%	-2.65%
Bloomberg Global Aggregate Index	9.55%	-12.77%
Bloomberg Global Aggregate Index (USD Hedged)	9.92%	-1.82%

AssetsNet	$ 147,492,000	$ 147,492,000
Holdings Count | Holding	339	339
Advisory Fees Paid, Amount		$ 315,000
InvestmentCompanyPortfolioTurnover		61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$147,492 # of Portfolio Holdings339 Investment Advisory, net of waivers (000)$315 Portfolio Turnover Rate61%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Corporate Bond	36%
Foreign Government	28%
Mortgage Backed	20%
Asset Backed	10%
Investment Company	5%
Other	1%

Largest Holdings [Text Block]

Top 10 Country Holdings (as % of investments)

United States	39.92%
Japan	6.47%
Ireland	6.23%
United Kingdom	4.17%
Italy	3.90%
Cayman Islands	3.31%
France	2.98%
Spain	2.96%
Netherlands	2.90%
Canada	2.75%

Material Fund Change [Text Block]
C000032189
Shareholder Report [Line Items]
Fund Name		Payden Global Low Duration Fund
Class Name		Investor Class
Trading Symbol		PYGSX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden Global Low Duration Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$55	0.53%

Expenses Paid, Amount		$ 55
Expense Ratio, Percent		0.53%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The primary driver of the Fund’s performance was movement in market yields. US Treasury yields declined materially over the year as the Federal Reserve Board signaled a near term path toward lower policy rates and ultimately delivered the first policy rate reduction of the current cycle, reducing the policy rate by 0.5%. The Fund extended duration positioning ahead of this shift, which benefitted the portfolio and contributed to total performance that exceeded earned income. The Fund’s diversified allocation to credit sectors and non-US domiciled issuers also contributed to incremental returns as credit premiums narrowed over the course of the year in response to stronger overall economic data. Specifically, the Fund’s allocations to supranational agencies, corporate bonds, including sub-investment grade, and securitized sectors, specifically asset-backed (ABS) and commercial mortgage-backed sectors (CMBS), were a significant driver of relative outperformance. Looking forward, we continue to expect the broader economic backdrop to support credit sectors and the longer-term trajectory towards lower yields.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Class	Bloomberg Global Aggregate Index	ICE BofA 1-3 Year U.S. Corporate & Government Index
10/14	10,000	10,000	10,000
10/15	10,032	9,693	10,088
10/16	10,194	10,235	10,219
10/17	10,363	10,356	10,288
10/18	10,406	10,143	10,330
10/19	10,886	11,111	10,836
10/20	11,172	11,737	11,203
10/21	11,302	11,591	11,206
10/22	10,788	9,181	10,647
10/23	11,218	9,339	10,999
10/24	12,045	10,230	11,690

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	7.37%	2.04%	1.88%
Bloomberg Global Aggregate Index	9.55%	-1.64%	0.23%
ICE BofA 1-3 Year U.S. Corporate & Government Index	6.28%	1.53%	1.57%

AssetsNet	$ 44,931,000	$ 44,931,000
Holdings Count | Holding	208	208
Advisory Fees Paid, Amount		$ (11,000)
InvestmentCompanyPortfolioTurnover		84.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$44,931 # of Portfolio Holdings208 Investment Advisory, net of waivers (000)$(11) Portfolio Turnover Rate84%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Corporate Bond	38%
Asset Backed	19%
U.S. Treasury	14%
Mortgage Backed	12%
Foreign Government	10%
Other	7%

Largest Holdings [Text Block]

Top 10 Country Holdings (as % of investments)

United States	58.32%
Canada	10.60%
France	5.03%
Cayman Islands	4.62%
Sweden	2.13%
Jersey	1.67%
Japan	1.55%
Philippines	1.24%
United Kingdom	1.01%
Netherlands	0.91%

Material Fund Change [Text Block]
C000032190
Shareholder Report [Line Items]
Fund Name		Payden GNMA Fund
Class Name		Investor Class
Trading Symbol		PYGNX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden GNMA Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$47	0.45%

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.45%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Fund benefited from a strong rebound in demand for fixed income and Ginnie Mae (GNMA) mortgage bonds. Despite volatile interest rates, GNMA bonds ultimately declined from historically high levels, as cooling inflation and a softer employment outlook allowed the Federal Reserve Board to implement a significant rate cut, signaling the end of restrictive monetary policy. GNMA bonds started the period offering the highest yields and risk premiums since the Global Financial Crisis, and as supply-demand conditions improved, these risk premiums compressed. The Fund’s performance was primarily driven by a longer duration bias and a rebound in the valuations of adjustable-rate mortgage (ARM) holdings. The Fund also reduced exposure to higher coupon, premium mortgage securities to mitigate prepayment risk, while increasing its overweight in Fannie Mae and Freddie Mac mortgage-backed securities, which detracted from relative performance. The Fund maintains a yield advantage over its benchmark and remains well-positioned as GNMA securities continue to offer an attractive alternative to corporate credit in a softening economic environment.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Class	Bloomberg US Aggregate Bond Index	ICE BofA U.S. GNMA Mortgage Backed Securities Index
10/14	10,000	10,000	10,000
10/15	10,206	10,196	10,187
10/16	10,539	10,642	10,516
10/17	10,526	10,737	10,554
10/18	10,280	10,517	10,384
10/19	11,167	11,728	11,298
10/20	11,560	12,454	11,698
10/21	11,455	12,394	11,602
10/22	9,735	10,451	10,037
10/23	9,522	10,488	9,970
10/24	10,533	11,595	11,032

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	10.61%	-1.16%	0.52%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA U.S. GNMA Mortgage Backed Securities Index	10.65%	-0.47%	0.99%

AssetsNet	$ 96,196,000	$ 96,196,000
Holdings Count | Holding	142	142
Advisory Fees Paid, Amount		$ 53,000
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$96,196 # of Portfolio Holdings142 Investment Advisory, net of waivers (000)$53 Portfolio Turnover Rate25%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Mortgage Backed	98%
Investment Company	2%

Largest Holdings [Text Block]

Top 10 Holdings (as % of investments)

G2SF	16.80%
FHLMC Multifamily Structured Pass-Through Certificates	3.15%
G2 MA7766 30YR	2.13%
G2 MA9726 30YR	2.04%
G2 MA7767 30YR	1.93%
G2 MA7881 30YR	1.77%
G2 MA7589 30YR	1.75%
G2 MA7648 30YR	1.65%
G2 MA7533 30YR	1.63%
G2 MA7987 30YR	1.59%

Material Fund Change [Text Block]
C000248243
Shareholder Report [Line Items]
Fund Name	Payden High Income Fund
Class Name	Adviser Class
Trading Symbol	PYRLX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Payden High Income Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$83	0.85%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The high yield bond market finished with a positive year. Strong earnings, positive economic growth and lower interest rates were tailwinds, but idiosyncratic credit factors remained important as issuer-level dispersion was elevated.

Top Contributors to Performance

• Security selection in the energy sector

• Security selection in the financial services sector

• Security selection in the media sector

Top Detractors from Performance

• Security selection in the consumer goods sector

• Security selection in the insurance sector

• Cash holdings

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Adviser Class	Bloomberg US Aggregate Bond Index	ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
11/23	10,000	10,000	10,000
10/24	11,155	10,537	10,982

Average Annual Return [Table Text Block]
Since Inception 11/30/2023
Adviser Class	11.55%
Bloomberg US Aggregate Bond Index	5.37%
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index	9.82%

AssetsNet	$ 860,733,000	$ 860,733,000
Holdings Count | Holding	411	411
Advisory Fees Paid, Amount	$ 2,169,000
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$860,733 # of Portfolio Holdings411 Investment Advisory, net of waivers (000)$2,169 Portfolio Turnover Rate76%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Corporate Bond	81%
Investment Company	9%
Bank Loans	7%
Asset Backed	1%
Common Stock	1%
Other	1%

Largest Holdings [Text Block]

Top 10 Holdings (as % of investments)

CCO Holdings LLC/CCO Holdings Capital Corp.	1.60%
Freedom Mortgage Holdings LLC	0.88%
TransDigm Inc.	0.87%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	0.86%
Venture Global LNG Inc.	0.84%
Wildfire Intermediate Holdings LLC	0.77%
MPT Operating Partnership LP/MPT Finance Corp.	0.76%
Moss Creek Resources Holdings Inc.	0.73%
Organon & Co./Organon Foreign Debt Co.-Issuer BV	0.72%
1011778 BC ULC/New Red Finance Inc.	0.69%

Material Fund Change [Text Block]
C000032192
Shareholder Report [Line Items]
Fund Name		Payden High Income Fund
Class Name		Investor Class
Trading Symbol		PYHRX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden High Income Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$68	0.63%

Expenses Paid, Amount		$ 68
Expense Ratio, Percent		0.63%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The high yield bond market finished with a positive year. Strong earnings, positive economic growth and lower interest rates were tailwinds, but idiosyncratic credit factors remained important as issuer-level dispersion was elevated.

Top Contributors to Performance

• Security selection in the energy sector

• Security selection in the financial services sector

• Security selection in the media sector

Top Detractors from Performance

• Security selection in the consumer goods sector

• Security selection in the insurance sector

• Cash holdings

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Class	Bloomberg US Aggregate Bond Index	ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
10/14	100,000	100,000	100,000
10/15	99,210	101,960	99,370
10/16	105,490	106,416	108,264
10/17	113,507	107,373	117,206
10/18	113,689	105,172	117,605
10/19	125,478	117,278	129,165
10/20	130,786	124,537	133,479
10/21	146,153	123,939	145,506
10/22	130,880	104,506	129,588
10/23	140,749	104,882	136,585
10/24	163,874	115,947	156,977

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	16.43%	5.48%	5.06%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index	14.93%	3.97%	4.61%

AssetsNet	$ 860,733,000	$ 860,733,000
Holdings Count | Holding	411	411
Advisory Fees Paid, Amount		$ 2,169,000
InvestmentCompanyPortfolioTurnover		76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$860,733 # of Portfolio Holdings411 Investment Advisory, net of waivers (000)$2,169 Portfolio Turnover Rate76%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Corporate Bond	81%
Investment Company	9%
Bank Loans	7%
Asset Backed	1%
Common Stock	1%
Other	1%

Largest Holdings [Text Block]

Top 10 Holdings (as % of investments)

CCO Holdings LLC/CCO Holdings Capital Corp.	1.60%
Freedom Mortgage Holdings LLC	0.88%
TransDigm Inc.	0.87%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	0.86%
Venture Global LNG Inc.	0.84%
Wildfire Intermediate Holdings LLC	0.77%
MPT Operating Partnership LP/MPT Finance Corp.	0.76%
Moss Creek Resources Holdings Inc.	0.73%
Organon & Co./Organon Foreign Debt Co.-Issuer BV	0.72%
1011778 BC ULC/New Red Finance Inc.	0.69%

Material Fund Change [Text Block]
C000236136
Shareholder Report [Line Items]
Fund Name		Payden High Income Fund
Class Name		SI Class
Trading Symbol		PYCHX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden High Income Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$60	0.55%

Expenses Paid, Amount		$ 60
Expense Ratio, Percent		0.55%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The high yield bond market finished with a positive year. Strong earnings, positive economic growth and lower interest rates were tailwinds, but idiosyncratic credit factors remained important as issuer-level dispersion was elevated.

Top Contributors to Performance

• Security selection in the energy sector

• Security selection in the financial services sector

• Security selection in the media sector

Top Detractors from Performance

• Security selection in the consumer goods sector

• Security selection in the insurance sector

• Cash holdings

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	SI Class	Bloomberg US Aggregate Bond Index	ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
02/22	10,000,000	10,000,000	10,000,000
10/22	9,208,000	8,779,000	9,167,000
10/23	9,910,570	8,810,604	9,662,018
10/24	11,533,922	9,740,123	11,104,557

Average Annual Return [Table Text Block]
	1 Year	Since Inception 2/28/2022
SI Class	16.38%	15.33%
Bloomberg US Aggregate Bond Index	10.55%	-2.60%
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index	14.93%	11.05%

AssetsNet	$ 860,733,000	$ 860,733,000
Holdings Count | Holding	411	411
Advisory Fees Paid, Amount		$ 2,169,000
InvestmentCompanyPortfolioTurnover		76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$860,733 # of Portfolio Holdings411 Investment Advisory, net of waivers (000)$2,169 Portfolio Turnover Rate76%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Corporate Bond	81%
Investment Company	9%
Bank Loans	7%
Asset Backed	1%
Common Stock	1%
Other	1%

Largest Holdings [Text Block]

Top 10 Holdings (as % of investments)

CCO Holdings LLC/CCO Holdings Capital Corp.	1.60%
Freedom Mortgage Holdings LLC	0.88%
TransDigm Inc.	0.87%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	0.86%
Venture Global LNG Inc.	0.84%
Wildfire Intermediate Holdings LLC	0.77%
MPT Operating Partnership LP/MPT Finance Corp.	0.76%
Moss Creek Resources Holdings Inc.	0.73%
Organon & Co./Organon Foreign Debt Co.-Issuer BV	0.72%
1011778 BC ULC/New Red Finance Inc.	0.69%

Material Fund Change [Text Block]
C000246929
Shareholder Report [Line Items]
Fund Name	Payden Limited Maturity Fund
Class Name	Adviser Class
Trading Symbol	PYLBX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Payden Limited Maturity Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$-	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Investment grade corporates, most notably floating-rate corporates, were the largest driver of outperformance in the Fund. Strong investor demand for corporate bonds compressed yield premiums despite record new issuance. The Fund's allocation to high yield bonds and bank loans also contributed significantly to performance, as strong earnings and economic growth supported returns for higher-risk assets. Commercial mortgage-backed securities (CMBS), particularly commercial real estate collateralized loan obligations (CRE CLOs) and single asset single borrower (SASB) holdings had the strongest performance within the Fund’s securitized holdings. The Fund maintains a diversified mix of mortgage-backed security collateral types, with limited exposure to office-backed collateral which showed mixed results.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Adviser Class	Bloomberg US Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
11/23	10,000	10,000	10,000
10/24	10,499	10,537	10,493

Average Annual Return [Table Text Block]
Since Inception 11/30/2023
Adviser Class	4.99%
Bloomberg US Aggregate Bond Index	5.37%
ICE BofA U.S. 3-Month Treasury Bill Index	4.93%

AssetsNet	$ 1,948,271,000	$ 1,948,271,000
Holdings Count | Holding	424	424
Advisory Fees Paid, Amount	$ (76,000)
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$1,948,271 # of Portfolio Holdings424 Investment Advisory, net of waivers (000)$(76) Portfolio Turnover Rate76%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Corporate Bond	34%
Asset Backed	30%
U.S. Treasury	15%
Mortgage Backed	11%
Commercial Paper	7%
Other	3%

Largest Holdings [Text Block]

Top 10 Holdings (as % of investments)

U.S. Treasury Bill	15.33%
Freddie Mac STACR REMIC Trust	2.57%
Connecticut Avenue Securities Trust	2.07%
BX Commercial Mortgage Trust	1.38%
Royal Bank of Canada	1.35%
Payden Floating Rate Fund, SI Class	1.32%
American Express Co.	1.22%
RTX Corp.	1.14%
Enterprise Fleet Financing LLC	1.13%
Hyundai Auto Lease Securitization Trust	1.04%

Material Fund Change [Text Block]
C000032176
Shareholder Report [Line Items]
Fund Name		Payden Limited Maturity Fund
Class Name		Investor Class
Trading Symbol		PYLMX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden Limited Maturity Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$29	0.28%

Expenses Paid, Amount		$ 29
Expense Ratio, Percent		0.28%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Investment grade corporates, most notably floating-rate corporates, were the largest driver of outperformance in the Fund. Strong investor demand for corporate bonds compressed yield premiums despite record new issuance. The Fund's allocation to high yield bonds and bank loans also contributed significantly to performance, as strong earnings and economic growth supported returns for higher-risk assets. Commercial mortgage-backed securities (CMBS), particularly commercial real estate collateralized loan obligations (CRE CLOs) and single asset single borrower (SASB) holdings had the strongest performance within the Fund’s securitized holdings. The Fund maintains a diversified mix of mortgage-backed security collateral types, with limited exposure to office-backed collateral which showed mixed results.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Class	Bloomberg US Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
10/14	100,000	100,000	100,000
10/15	100,200	101,960	100,010
10/16	101,513	106,416	100,320
10/17	103,056	107,373	101,042
10/18	105,034	105,172	102,740
10/19	108,175	117,278	105,206
10/20	110,068	124,537	106,173
10/21	110,893	123,939	106,227
10/22	110,439	104,506	107,055
10/23	116,800	104,882	112,162
10/24	124,602	115,947	118,207

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	6.68%	2.87%	2.22%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA U.S. 3-Month Treasury Bill Index	5.39%	2.36%	1.69%

AssetsNet	$ 1,948,271,000	$ 1,948,271,000
Holdings Count | Holding	424	424
Advisory Fees Paid, Amount		$ (76,000)
InvestmentCompanyPortfolioTurnover		76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$1,948,271 # of Portfolio Holdings424 Investment Advisory, net of waivers (000)$(76) Portfolio Turnover Rate76%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Corporate Bond	34%
Asset Backed	30%
U.S. Treasury	15%
Mortgage Backed	11%
Commercial Paper	7%
Other	3%

Largest Holdings [Text Block]

Top 10 Holdings (as % of investments)

U.S. Treasury Bill	15.33%
Freddie Mac STACR REMIC Trust	2.57%
Connecticut Avenue Securities Trust	2.07%
BX Commercial Mortgage Trust	1.38%
Royal Bank of Canada	1.35%
Payden Floating Rate Fund, SI Class	1.32%
American Express Co.	1.22%
RTX Corp.	1.14%
Enterprise Fleet Financing LLC	1.13%
Hyundai Auto Lease Securitization Trust	1.04%

Material Fund Change [Text Block]
C000228770
Shareholder Report [Line Items]
Fund Name		Payden Limited Maturity Fund
Class Name		SI Class
Trading Symbol		PYLSX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden Limited Maturity Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$24	0.23%

Expenses Paid, Amount		$ 24
Expense Ratio, Percent		0.23%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

Investment grade corporates, most notably floating-rate corporates, were the largest driver of outperformance in the Fund. Strong investor demand for corporate bonds compressed yield premiums despite record new issuance. The Fund's allocation to high yield bonds and bank loans also contributed significantly to performance, as strong earnings and economic growth supported returns for higher-risk assets. Commercial mortgage-backed securities (CMBS), particularly commercial real estate collateralized loan obligations (CRE CLOs) and single asset single borrower (SASB) holdings had the strongest performance within the Fund’s securitized holdings. The Fund maintains a diversified mix of mortgage-backed security collateral types, with limited exposure to office-backed collateral which showed mixed results.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	SI Class	Bloomberg US Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
06/21	10,000,000	10,000,000	10,000,000
10/21	10,011,000	10,011,000	10,001,000
10/22	9,974,960	8,441,275	10,079,008
10/23	10,543,533	8,471,664	10,559,776
10/24	11,253,113	9,365,424	11,128,948

Average Annual Return [Table Text Block]
	1 Year	Since Inception 6/30/2021
SI Class	6.73%	12.53%
Bloomberg US Aggregate Bond Index	10.55%	-6.36%
ICE BofA U.S. 3-Month Treasury Bill Index	5.39%	11.29%

AssetsNet	$ 1,948,271,000	$ 1,948,271,000
Holdings Count | Holding	424	424
Advisory Fees Paid, Amount		$ (76,000)
InvestmentCompanyPortfolioTurnover		76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$1,948,271 # of Portfolio Holdings424 Investment Advisory, net of waivers (000)$(76) Portfolio Turnover Rate76%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Corporate Bond	34%
Asset Backed	30%
U.S. Treasury	15%
Mortgage Backed	11%
Commercial Paper	7%
Other	3%

Largest Holdings [Text Block]

Top 10 Holdings (as % of investments)

U.S. Treasury Bill	15.33%
Freddie Mac STACR REMIC Trust	2.57%
Connecticut Avenue Securities Trust	2.07%
BX Commercial Mortgage Trust	1.38%
Royal Bank of Canada	1.35%
Payden Floating Rate Fund, SI Class	1.32%
American Express Co.	1.22%
RTX Corp.	1.14%
Enterprise Fleet Financing LLC	1.13%
Hyundai Auto Lease Securitization Trust	1.04%

Material Fund Change [Text Block]
C000248241
Shareholder Report [Line Items]
Fund Name	Payden Low Duration Fund
Class Name	Adviser Class
Trading Symbol	PYLWX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Payden Low Duration Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The primary driver of the Fund’s performance was movement in market yields. US Treasury yields declined materially over the year as the Federal Reserve Board signaled a near term path towards lower policy rates and ultimately delivered the first policy rate reduction of the current cycle, reducing the policy rate by 50 basis points. The Fund had extended duration positioning ahead of this shift, which benefitted the portfolio and contributed to total performance that exceeded earned income. The Fund’s diversified allocation to credit sectors also contributed to incremental returns as credit premiums narrowed over the course of the year in response to stronger overall economic data. Specifically, the Fund’s allocations to corporate bonds, including sub-investment grade corporate bonds, and securitized sectors, specifically asset-backed (ABS) and commercial mortgage-backed (CMBS) sectors, were a significant driver of relative outperformance. Looking forward, we continue to expect the broader economic backdrop to support credit sectors and the longer-term trajectory towards lower yields, both of which should continue to benefit the Fund’s positioning.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Adviser Class	Bloomberg US Aggregate Bond Index	ICE BofA 1-3 Year U.S. Treasury Index
11/23	10,000	10,000	10,000
10/24	10,564	10,537	10,462

Average Annual Return [Table Text Block]
Since Inception 11/30/2023
Adviser Class	5.64%
Bloomberg US Aggregate Bond Index	5.37%
ICE BofA 1-3 Year U.S. Treasury Index	4.62%

AssetsNet	$ 974,047,000	$ 974,047,000
Holdings Count | Holding	239	239
Advisory Fees Paid, Amount	$ 1,206,000
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$974,047 # of Portfolio Holdings239 Investment Advisory, net of waivers (000)$1,206 Portfolio Turnover Rate63%
Holdings [Text Block]

Portfolio Composition (as % of investments)

U.S. Treasury	33%
Corporate Bond	30%
Asset Backed	20%
Mortgage Backed	12%
Commercial Paper	2%
Other	3%

Largest Holdings [Text Block]

Top 10 Holdings (as % of investments)

U.S. Treasury Note	32.55%
Connecticut Avenue Securities Trust	1.94%
Carvana Auto Receivables Trust	1.64%
FISERV, Inc.	1.53%
Freddie Mac STACR REMIC Trust	1.49%
Fannie Mae Connecticut Avenue Securities	1.34%
Enterprise Fleet Financing LLC	1.31%
Westlake Automobile Receivables Trust	1.22%
OBX Trust	1.20%
FHLB	1.20%

Material Fund Change [Text Block]
C000032180
Shareholder Report [Line Items]
Fund Name		Payden Low Duration Fund
Class Name		Investor Class
Trading Symbol		PYSBX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden Low Duration Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$45	0.43%

Expenses Paid, Amount		$ 45
Expense Ratio, Percent		0.43%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The primary driver of the Fund’s performance was movement in market yields. US Treasury yields declined materially over the year as the Federal Reserve Board signaled a near term path towards lower policy rates and ultimately delivered the first policy rate reduction of the current cycle, reducing the policy rate by 50 basis points. The Fund had extended duration positioning ahead of this shift, which benefitted the portfolio and contributed to total performance that exceeded earned income. The Fund’s diversified allocation to credit sectors also contributed to incremental returns as credit premiums narrowed over the course of the year in response to stronger overall economic data. Specifically, the Fund’s allocations to corporate bonds, including sub-investment grade corporate bonds, and securitized sectors, specifically asset-backed (ABS) and commercial mortgage-backed (CMBS) sectors, were a significant driver of relative outperformance. Looking forward, we continue to expect the broader economic backdrop to support credit sectors and the longer-term trajectory towards lower yields, both of which should continue to benefit the Fund’s positioning.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Class	Bloomberg US Aggregate Bond Index	ICE BofA 1-3 Year U.S. Treasury Index
10/14	100,000	100,000	100,000
10/15	100,500	101,960	100,780
10/16	102,239	106,416	101,697
10/17	103,639	107,373	101,941
10/18	104,044	105,172	102,196
10/19	108,611	117,278	106,836
10/20	111,869	124,537	110,244
10/21	112,809	123,939	109,990
10/22	107,563	104,506	104,854
10/23	112,038	104,882	107,915
10/24	119,937	115,947	114,131

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	7.05%	2.00%	1.83%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA 1-3 Year U.S. Treasury Index	5.76%	1.33%	1.33%

AssetsNet	$ 974,047,000	$ 974,047,000
Holdings Count | Holding	239	239
Advisory Fees Paid, Amount		$ 1,206,000
InvestmentCompanyPortfolioTurnover		63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$974,047 # of Portfolio Holdings239 Investment Advisory, net of waivers (000)$1,206 Portfolio Turnover Rate63%
Holdings [Text Block]

Portfolio Composition (as % of investments)

U.S. Treasury	33%
Corporate Bond	30%
Asset Backed	20%
Mortgage Backed	12%
Commercial Paper	2%
Other	3%

Largest Holdings [Text Block]

Top 10 Holdings (as % of investments)

U.S. Treasury Note	32.55%
Connecticut Avenue Securities Trust	1.94%
Carvana Auto Receivables Trust	1.64%
FISERV, Inc.	1.53%
Freddie Mac STACR REMIC Trust	1.49%
Fannie Mae Connecticut Avenue Securities	1.34%
Enterprise Fleet Financing LLC	1.31%
Westlake Automobile Receivables Trust	1.22%
OBX Trust	1.20%
FHLB	1.20%

Material Fund Change [Text Block]
C000236135
Shareholder Report [Line Items]
Fund Name		Payden Low Duration Fund
Class Name		SI Class
Trading Symbol		PYLDX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden Low Duration Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$39	0.38%

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.38%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The primary driver of the Fund’s performance was movement in market yields. US Treasury yields declined materially over the year as the Federal Reserve Board signaled a near term path towards lower policy rates and ultimately delivered the first policy rate reduction of the current cycle, reducing the policy rate by 50 basis points. The Fund had extended duration positioning ahead of this shift, which benefitted the portfolio and contributed to total performance that exceeded earned income. The Fund’s diversified allocation to credit sectors also contributed to incremental returns as credit premiums narrowed over the course of the year in response to stronger overall economic data. Specifically, the Fund’s allocations to corporate bonds, including sub-investment grade corporate bonds, and securitized sectors, specifically asset-backed (ABS) and commercial mortgage-backed (CMBS) sectors, were a significant driver of relative outperformance. Looking forward, we continue to expect the broader economic backdrop to support credit sectors and the longer-term trajectory towards lower yields, both of which should continue to benefit the Fund’s positioning.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	SI Class	Bloomberg US Aggregate Bond Index	ICE BofA 1-3 Year U.S. Treasury Index
02/22	10,000,000	10,000,000	10,000,000
10/22	9,666,000	8,779,000	9,654,000
10/23	10,072,939	8,810,604	9,935,897
10/24	10,788,117	9,740,123	10,508,204

Average Annual Return [Table Text Block]
	1 Year	Since Inception 2/28/2022
SI Class	7.10%	7.89%
Bloomberg US Aggregate Bond Index	10.55%	-2.60%
ICE BofA 1-3 Year U.S. Treasury Index	5.76%	5.08%

AssetsNet	$ 974,047,000	$ 974,047,000
Holdings Count | Holding	239	239
Advisory Fees Paid, Amount		$ 1,206,000
InvestmentCompanyPortfolioTurnover		63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$974,047 # of Portfolio Holdings239 Investment Advisory, net of waivers (000)$1,206 Portfolio Turnover Rate63%
Holdings [Text Block]

Portfolio Composition (as % of investments)

U.S. Treasury	33%
Corporate Bond	30%
Asset Backed	20%
Mortgage Backed	12%
Commercial Paper	2%
Other	3%

Largest Holdings [Text Block]

Top 10 Holdings (as % of investments)

U.S. Treasury Note	32.55%
Connecticut Avenue Securities Trust	1.94%
Carvana Auto Receivables Trust	1.64%
FISERV, Inc.	1.53%
Freddie Mac STACR REMIC Trust	1.49%
Fannie Mae Connecticut Avenue Securities	1.34%
Enterprise Fleet Financing LLC	1.31%
Westlake Automobile Receivables Trust	1.22%
OBX Trust	1.20%
FHLB	1.20%

Material Fund Change [Text Block]
C000069457
Shareholder Report [Line Items]
Fund Name		Payden Managed Income Fund
Class Name		Adviser Class
Trading Symbol		PKCBX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden Managed Income Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$104	1.00%

Expenses Paid, Amount		$ 104
Expense Ratio, Percent		1.00%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

With little value left to extract in a soft-landing outcome given that the combination of long duration and long credit positioning would require rates to move lower while risk assets perform. Inflation concerns were seemingly under control, recent easing of financial conditions and positive US economic data did not indicate a recessionary environment. As a result, the Fund increase credit risk while minimizing interest rate exposure. Interest rate duration contributed positively to performance as US rates declined. In credit, the Fund added risk to highest conviction sectors in emerging markets debt, high yield bonds, and residential mortgage credit. The increase in credit risk was additive to performance as credit risk premiums mostly declined for the period. The combination of a strong income stream, modestly more credit risk, and reduced interest rate risk was favorable as the Fund generated positive returns for each month of the fiscal year. Going forward, as markets take time to digest the US election outcome and another Federal Reserve Board meeting, the Fund is prepared to act if dislocations occur but remain patient to not overreact to new information.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Adviser Class	Bloomberg US Aggregate Bond Index	30-year US Treasury Bond Yield
10/14	25,000	25,000	25,000
10/15	25,013	25,490	25,753
10/16	25,583	26,604	26,512
10/17	26,238	26,843	27,331
10/18	26,639	26,293	28,102
10/19	27,955	29,319	28,956
10/20	27,785	31,134	29,660
10/21	29,554	30,985	30,185
10/22	27,681	26,126	30,734
10/23	29,447	26,220	31,767
10/24	32,009	28,987	33,060

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Adviser Class	8.70%	2.74%	2.50%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
30-year US Treasury Bond Yield	4.07%	2.68%	2.83%

AssetsNet	$ 118,962,000	$ 118,962,000
Holdings Count | Holding	386	386
Advisory Fees Paid, Amount		$ 272,000
InvestmentCompanyPortfolioTurnover		262.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$118,962 # of Portfolio Holdings386 Investment Advisory, net of waivers (000)$272 Portfolio Turnover Rate262%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Corporate Bond	34%
Asset Backed	24%
Mortgage Backed	22%
Foreign Government	10%
Bank Loans	5%
Other	5%

Largest Holdings [Text Block]

Top 10 Holdings (as % of investments)

Connecticut Avenue Securities Trust	7.61%
Freddie Mac STACR REMIC Trust	5.54%
Brazil Letras do Tesouro Nacional	4.67%
U.S. Treasury Bill	2.65%
Neuberger Berman Loan Advisers CLO Ltd.	1.62%
Ally Bank Auto Credit-Linked Notes Series	1.53%
Santander Drive Auto Receivables Trust	1.37%
Payden Emerging Markets Local Bond Fund, SI Class	1.27%
Exeter Automobile Receivables Trust	1.25%
Westlake Automobile Receivables Trust	1.12%

Material Fund Change [Text Block]
C000172680
Shareholder Report [Line Items]
Fund Name		Payden Managed Income Fund
Class Name		Institutional Class
Trading Symbol		PKCIX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden Managed Income Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Institutional Class	$77	0.74%

Expenses Paid, Amount		$ 77
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

With little value left to extract in a soft-landing outcome given that the combination of long duration and long credit positioning would require rates to move lower while risk assets perform. Inflation concerns were seemingly under control, recent easing of financial conditions and positive US economic data did not indicate a recessionary environment. As a result, the Fund increase credit risk while minimizing interest rate exposure. Interest rate duration contributed positively to performance as US rates declined. In credit, the Fund added risk to highest conviction sectors in emerging markets debt, high yield bonds, and residential mortgage credit. The increase in credit risk was additive to performance as credit risk premiums mostly declined for the period. The combination of a strong income stream, modestly more credit risk, and reduced interest rate risk was favorable as the Fund generated positive returns for each month of the fiscal year. Going forward, as markets take time to digest the US election outcome and another Federal Reserve Board meeting, the Fund is prepared to act if dislocations occur but remain patient to not overreact to new information.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg US Aggregate Bond Index	30-year US Treasury Bond Yield
06/16	5,000,000	5,000,000	5,000,000
10/16	5,106,500	5,074,000	5,061,500
10/17	5,264,291	5,119,666	5,217,900
10/18	5,372,735	5,014,713	5,365,045
10/19	5,669,848	5,591,906	5,528,143
10/20	5,665,312	5,938,045	5,662,476
10/21	6,058,484	5,909,543	5,762,702
10/22	5,707,092	4,982,926	5,867,583
10/23	6,092,892	5,000,865	6,064,734
10/24	6,640,033	5,528,456	6,311,569

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 6/1/2016
Institutional Class	8.98%	3.20%	32.79%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	10.56%
30-year US Treasury Bond Yield	4.07%	2.68%	26.24%

AssetsNet	$ 118,962,000	$ 118,962,000
Holdings Count | Holding	386	386
Advisory Fees Paid, Amount		$ 272,000
InvestmentCompanyPortfolioTurnover		262.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$118,962 # of Portfolio Holdings386 Investment Advisory, net of waivers (000)$272 Portfolio Turnover Rate262%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Corporate Bond	34%
Asset Backed	24%
Mortgage Backed	22%
Foreign Government	10%
Bank Loans	5%
Other	5%

Largest Holdings [Text Block]

Top 10 Holdings (as % of investments)

Connecticut Avenue Securities Trust	7.61%
Freddie Mac STACR REMIC Trust	5.54%
Brazil Letras do Tesouro Nacional	4.67%
U.S. Treasury Bill	2.65%
Neuberger Berman Loan Advisers CLO Ltd.	1.62%
Ally Bank Auto Credit-Linked Notes Series	1.53%
Santander Drive Auto Receivables Trust	1.37%
Payden Emerging Markets Local Bond Fund, SI Class	1.27%
Exeter Automobile Receivables Trust	1.25%
Westlake Automobile Receivables Trust	1.12%

Material Fund Change [Text Block]
C000077412
Shareholder Report [Line Items]
Fund Name		Payden Managed Income Fund
Class Name		Retirement Class
Trading Symbol		PKCRX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden Managed Income Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Retirement Class	$129	1.24%

Expenses Paid, Amount		$ 129
Expense Ratio, Percent		1.24%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

With little value left to extract in a soft-landing outcome given that the combination of long duration and long credit positioning would require rates to move lower while risk assets perform. Inflation concerns were seemingly under control, recent easing of financial conditions and positive US economic data did not indicate a recessionary environment. As a result, the Fund increase credit risk while minimizing interest rate exposure. Interest rate duration contributed positively to performance as US rates declined. In credit, the Fund added risk to highest conviction sectors in emerging markets debt, high yield bonds, and residential mortgage credit. The increase in credit risk was additive to performance as credit risk premiums mostly declined for the period. The combination of a strong income stream, modestly more credit risk, and reduced interest rate risk was favorable as the Fund generated positive returns for each month of the fiscal year. Going forward, as markets take time to digest the US election outcome and another Federal Reserve Board meeting, the Fund is prepared to act if dislocations occur but remain patient to not overreact to new information.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Retirement Class	Bloomberg US Aggregate Bond Index	30-year US Treasury Bond Yield
10/14	25,000	25,000	25,000
10/15	24,953	25,490	25,753
10/16	25,459	26,604	26,512
10/17	26,052	26,843	27,331
10/18	26,375	26,293	28,102
10/19	27,610	29,319	28,956
10/20	27,353	31,134	29,660
10/21	29,046	30,985	30,185
10/22	27,144	26,126	30,734
10/23	28,791	26,220	31,767
10/24	31,238	28,987	33,060

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement Class	8.50%	2.49%	2.25%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
30-year US Treasury Bond Yield	4.07%	2.68%	2.83%

AssetsNet	$ 118,962,000	$ 118,962,000
Holdings Count | Holding	386	386
Advisory Fees Paid, Amount		$ 272,000
InvestmentCompanyPortfolioTurnover		262.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$118,962 # of Portfolio Holdings386 Investment Advisory, net of waivers (000)$272 Portfolio Turnover Rate262%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Corporate Bond	34%
Asset Backed	24%
Mortgage Backed	22%
Foreign Government	10%
Bank Loans	5%
Other	5%

Largest Holdings [Text Block]

Top 10 Holdings (as % of investments)

Connecticut Avenue Securities Trust	7.61%
Freddie Mac STACR REMIC Trust	5.54%
Brazil Letras do Tesouro Nacional	4.67%
U.S. Treasury Bill	2.65%
Neuberger Berman Loan Advisers CLO Ltd.	1.62%
Ally Bank Auto Credit-Linked Notes Series	1.53%
Santander Drive Auto Receivables Trust	1.37%
Payden Emerging Markets Local Bond Fund, SI Class	1.27%
Exeter Automobile Receivables Trust	1.25%
Westlake Automobile Receivables Trust	1.12%

Material Fund Change [Text Block]
C000065580
Shareholder Report [Line Items]
Fund Name		Payden Managed Income Fund
Class Name		SI Class
Trading Symbol		PKBIX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden Managed Income Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$78	0.75%

Expenses Paid, Amount		$ 78
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

With little value left to extract in a soft-landing outcome given that the combination of long duration and long credit positioning would require rates to move lower while risk assets perform. Inflation concerns were seemingly under control, recent easing of financial conditions and positive US economic data did not indicate a recessionary environment. As a result, the Fund increase credit risk while minimizing interest rate exposure. Interest rate duration contributed positively to performance as US rates declined. In credit, the Fund added risk to highest conviction sectors in emerging markets debt, high yield bonds, and residential mortgage credit. The increase in credit risk was additive to performance as credit risk premiums mostly declined for the period. The combination of a strong income stream, modestly more credit risk, and reduced interest rate risk was favorable as the Fund generated positive returns for each month of the fiscal year. Going forward, as markets take time to digest the US election outcome and another Federal Reserve Board meeting, the Fund is prepared to act if dislocations occur but remain patient to not overreact to new information.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	SI Class	Bloomberg US Aggregate Bond Index	30-year US Treasury Bond Yield
10/14	25,000	25,000	25,000
10/15	25,073	25,490	25,753
10/16	25,719	26,604	26,512
10/17	26,429	26,843	27,331
10/18	26,910	26,293	28,102
10/19	28,315	29,319	28,956
10/20	28,196	31,134	29,660
10/21	30,074	30,985	30,185
10/22	28,260	26,126	30,734
10/23	30,128	26,220	31,767
10/24	32,822	28,987	33,060

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SI Class	8.94%	2.99%	2.76%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
30-year US Treasury Bond Yield	4.07%	2.68%	2.83%

AssetsNet	$ 118,962,000	$ 118,962,000
Holdings Count | Holding	386	386
Advisory Fees Paid, Amount		$ 272,000
InvestmentCompanyPortfolioTurnover		262.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$118,962 # of Portfolio Holdings386 Investment Advisory, net of waivers (000)$272 Portfolio Turnover Rate262%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Corporate Bond	34%
Asset Backed	24%
Mortgage Backed	22%
Foreign Government	10%
Bank Loans	5%
Other	5%

Largest Holdings [Text Block]

Top 10 Holdings (as % of investments)

Connecticut Avenue Securities Trust	7.61%
Freddie Mac STACR REMIC Trust	5.54%
Brazil Letras do Tesouro Nacional	4.67%
U.S. Treasury Bill	2.65%
Neuberger Berman Loan Advisers CLO Ltd.	1.62%
Ally Bank Auto Credit-Linked Notes Series	1.53%
Santander Drive Auto Receivables Trust	1.37%
Payden Emerging Markets Local Bond Fund, SI Class	1.27%
Exeter Automobile Receivables Trust	1.25%
Westlake Automobile Receivables Trust	1.12%

Material Fund Change [Text Block]
C000248246
Shareholder Report [Line Items]
Fund Name	Payden Strategic Income Fund
Class Name	Adviser Class
Trading Symbol	PYSLX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Payden Strategic Income Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Fund held a yield advantage via overweight positions in credit with an emphasis on higher quality and liquid parts of the market. This positioning reflected the belief that while we expected to see a “soft-landing” economy, we still believed the year had the potential for a high level of volatility as the macroeconomic backdrop remained uncertain. Given broadly positive excess returns over the period, the Fund’s allocation to non-governmental sectors added to relative return, with allocations to investment grade corporates, securitized debt, high yield corporates, and emerging market debt as the main contributors. Rate positioning was adjusted over the year as interest rate levels and curves fluctuated. This active duration management contributed positively to relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Adviser Class	Bloomberg US Aggregate Bond Index
11/23	10,000	10,000
10/24	10,700	10,537

Average Annual Return [Table Text Block]
Since Inception 11/30/2023
Adviser Class	7.00%
Bloomberg US Aggregate Bond Index	5.37%

AssetsNet	$ 183,279,000	$ 183,279,000
Holdings Count | Holding	327	327
Advisory Fees Paid, Amount	$ 496,000
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$183,279 # of Portfolio Holdings327 Investment Advisory, net of waivers (000)$496 Portfolio Turnover Rate63%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Corporate Bond	36%
Mortgage Backed	21%
U.S. Treasury	15%
Asset Backed	13%
Foreign Government	4%
Other	11%

Largest Holdings [Text Block]

Top 10 Holdings (as % of investments)

U.S. Treasury Note	9.42%
U.S. Treasury Inflation Indexed Notes	4.03%
UBS Group AG	1.30%
BX Commercial Mortgage Trust	1.28%
U.S. Treasury Bond	1.16%
OBX Trust	1.15%
FN MA5073 30YR	1.11%
Morgan Stanley	1.10%
Fannie Mae Connecticut Avenue Securities	1.08%
U.S. Treasury Bill	0.99%

Material Fund Change [Text Block]
C000140807
Shareholder Report [Line Items]
Fund Name		Payden Strategic Income Fund
Class Name		Investor Class
Trading Symbol		PYSGX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden Strategic Income Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$68	0.65%

Expenses Paid, Amount		$ 68
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Fund held a yield advantage via overweight positions in credit with an emphasis on higher quality and liquid parts of the market. This positioning reflected the belief that while we expected to see a “soft-landing” economy, we still believed the year had the potential for a high level of volatility as the macroeconomic backdrop remained uncertain. Given broadly positive excess returns over the period, the Fund’s allocation to non-governmental sectors added to relative return, with allocations to investment grade corporates, securitized debt, high yield corporates, and emerging market debt as the main contributors. Rate positioning was adjusted over the year as interest rate levels and curves fluctuated. This active duration management contributed positively to relative performance.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Class	Bloomberg US Aggregate Bond Index
10/14	100,000	100,000
10/15	102,080	101,960
10/16	106,061	106,416
10/17	109,338	107,373
10/18	108,978	105,172
10/19	117,794	117,278
10/20	122,199	124,537
10/21	127,539	123,939
10/22	116,418	104,506
10/23	121,738	104,882
10/24	134,557	115,947

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	10.53%	2.69%	3.01%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%

AssetsNet	$ 183,279,000	$ 183,279,000
Holdings Count | Holding	327	327
Advisory Fees Paid, Amount		$ 496,000
InvestmentCompanyPortfolioTurnover		63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$183,279 # of Portfolio Holdings327 Investment Advisory, net of waivers (000)$496 Portfolio Turnover Rate63%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Corporate Bond	36%
Mortgage Backed	21%
U.S. Treasury	15%
Asset Backed	13%
Foreign Government	4%
Other	11%

Largest Holdings [Text Block]

Top 10 Holdings (as % of investments)

U.S. Treasury Note	9.42%
U.S. Treasury Inflation Indexed Notes	4.03%
UBS Group AG	1.30%
BX Commercial Mortgage Trust	1.28%
U.S. Treasury Bond	1.16%
OBX Trust	1.15%
FN MA5073 30YR	1.11%
Morgan Stanley	1.10%
Fannie Mae Connecticut Avenue Securities	1.08%
U.S. Treasury Bill	0.99%

Material Fund Change [Text Block]
C000140808
Shareholder Report [Line Items]
Fund Name		Payden Strategic Income Fund
Class Name		SI Class
Trading Symbol		PYSIX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden Strategic Income Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$58	0.55%

Expenses Paid, Amount		$ 58
Expense Ratio, Percent		0.55%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Fund held a yield advantage via overweight positions in credit with an emphasis on higher quality and liquid parts of the market. This positioning reflected the belief that while we expected to see a “soft-landing” economy, we still believed the year had the potential for a high level of volatility as the macroeconomic backdrop remained uncertain. Given broadly positive excess returns over the period, the Fund’s allocation to non-governmental sectors added to relative return, with allocations to investment grade corporates, securitized debt, high yield corporates, and emerging market debt as the main contributors. Rate positioning was adjusted over the year as interest rate levels and curves fluctuated. This active duration management contributed positively to relative performance.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	SI Class	Bloomberg US Aggregate Bond Index
10/14	10,000,000	10,000,000
10/15	10,232,000	10,196,000
10/16	10,644,350	10,641,565
10/17	10,986,033	10,737,339
10/18	10,964,061	10,517,224
10/19	11,856,536	11,727,756
10/20	12,318,941	12,453,704
10/21	12,883,148	12,393,927
10/22	11,772,621	10,450,559
10/23	12,323,579	10,488,181
10/24	13,634,808	11,594,684

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SI Class	10.64%	2.83%	3.15%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%

AssetsNet	$ 183,279,000	$ 183,279,000
Holdings Count | Holding	327	327
Advisory Fees Paid, Amount		$ 496,000
InvestmentCompanyPortfolioTurnover		63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$183,279 # of Portfolio Holdings327 Investment Advisory, net of waivers (000)$496 Portfolio Turnover Rate63%
Holdings [Text Block]

Portfolio Composition (as % of investments)

Corporate Bond	36%
Mortgage Backed	21%
U.S. Treasury	15%
Asset Backed	13%
Foreign Government	4%
Other	11%

Largest Holdings [Text Block]

Top 10 Holdings (as % of investments)

U.S. Treasury Note	9.42%
U.S. Treasury Inflation Indexed Notes	4.03%
UBS Group AG	1.30%
BX Commercial Mortgage Trust	1.28%
U.S. Treasury Bond	1.16%
OBX Trust	1.15%
FN MA5073 30YR	1.11%
Morgan Stanley	1.10%
Fannie Mae Connecticut Avenue Securities	1.08%
U.S. Treasury Bill	0.99%

Material Fund Change [Text Block]
C000032183
Shareholder Report [Line Items]
Fund Name		Payden U.S. Government Fund
Class Name		Investor Class
Trading Symbol		PYUSX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Payden U.S. Government Fund. It outlines performance and positional information.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$44	0.43%

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.43%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The primary driver of the Funds’ performance was a decline in market yields and the outperformance of agency mortgage-backed securities relative to US Treasuries. After an extended period of unchanged monetary policy, the Federal Reserve Board cut interest rates by 0.5% in September 2024. The markets aggressively priced for lower rates which resulted in an inverted yield curve, with shorter maturities yielding more than longer maturities. Due to the inversion the Fund was positioned shorter than the benchmark for most of the fiscal year which was additive to performance. In addition, the Funds overweight to agency mortgage-backed securities provided additional yield and price performance relative to US Treasuries. The sharp rise in interest rates following the rate cut in September was a detriment to performance. The Fund extended duration into the easing cycle and maintained its mortgage positions which underperformed during this time. Looking forward we expect agency mortgage to offer value due to their higher yields and the positioning of the Fund to take advantage of expected lower interest rates.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Class	Bloomberg US Aggregate Bond Index	ICE BofA 1-5 Year U.S. Treasury Index
10/14	10,000	10,000	10,000
10/15	10,101	10,196	10,141
10/16	10,248	10,642	10,298
10/17	10,232	10,737	10,302
10/18	10,144	10,517	10,265
10/19	10,688	11,728	10,863
10/20	11,143	12,454	11,312
10/21	11,109	12,394	11,230
10/22	10,315	10,451	10,496
10/23	10,511	10,488	10,752
10/24	11,177	11,595	11,416

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	6.33%	0.90%	1.12%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA 1-5 Year U.S. Treasury Index	6.18%	1.00%	1.33%

AssetsNet	$ 68,989,000	$ 68,989,000
Holdings Count | Holding	54	54
Advisory Fees Paid, Amount		$ 32,000
InvestmentCompanyPortfolioTurnover		52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)$68,989 # of Portfolio Holdings54 Investment Advisory, net of waivers (000)$32 Portfolio Turnover Rate52%
Holdings [Text Block]

Portfolio Composition (as % of investments)

U.S. Treasury	53%
Mortgage Backed	42%
Investment Company	3%
Asset Backed	1%
U.S. Government Agency	1%

Largest Holdings [Text Block]

Top 10 Holdings (as % of investments)

U.S. Treasury Note	53.53%
FHLMC Multifamily Structured Pass-Through Certificates	5.88%
FRESB Mortgage Trust	5.45%
FNCL	3.42%
FN MA4869 30YR	2.26%
FR SB8206 15YR	2.15%
Fannie Mae-Aces	2.12%
FN BM7166 ARM	1.87%
FN FS2395 15YR	1.51%
FN MA4694 15YR	1.46%

Material Fund Change [Text Block]